UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2014 (Unaudited)

DWS Small Cap Index VIP
	Shares	Value ($)
Common Stocks 97.6%
Consumer Discretionary 12.7%
Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc.*	13,655	252,891
Cooper Tire & Rubber Co.	12,853	312,328
Dana Holding Corp.	32,125	747,549
Dorman Products, Inc.*	5,213	307,880
Drew Industries, Inc.	4,672	253,222
Federal-Mogul Corp.*	3,852	72,071
Fox Factory Holding Corp.*	1,916	36,212
Fuel Systems Solutions, Inc.*	2,684	28,880
Gentherm, Inc.*	7,293	253,213
Modine Manufacturing Co.*	10,293	150,792
Remy International, Inc.	2,784	65,758
Shiloh Industries, Inc.*	1,178	20,898
Spartan Motors, Inc.	6,654	34,202
Standard Motor Products, Inc.	3,947	141,184
Stoneridge, Inc.*	5,500	61,765
Superior Industries International, Inc.	5,005	102,552
Tenneco, Inc.*	12,419	721,171
Tower International, Inc.*	1,112	30,269

		3,592,837
Automobiles 0.1%
Winnebago Industries, Inc.*	5,800	158,862
Distributors 0.2%
Core-Mark Holding Co., Inc.	2,345	170,247
Pool Corp.	9,523	583,950
VOXX International Corp.*	3,528	48,263
Weyco Group, Inc.	1,254	33,883

		836,343
Diversified Consumer Services 1.0%
American Public Education, Inc.*	3,501	122,815
Ascent Capital Group, Inc. "A"*	2,891	218,415
Bridgepoint Education, Inc.*	2,791	41,558
Bright Horizons Family Solutions, Inc.*	2,291	89,601
Capella Education Co. (a)	2,198	138,804
Career Education Corp.*	11,180	83,403
Carriage Services, Inc.	3,165	57,729
Corinthian Colleges, Inc.* (a)	16,739	23,100
Education Management Corp.*	4,785	23,303
Grand Canyon Education, Inc.*	9,121	425,951
Hillenbrand, Inc.	11,052	357,311
Houghton Mifflin Harcourt Co.*	4,067	82,682
ITT Educational Services, Inc.* (a)	4,807	137,865
JTH Holding, Inc. "A"*	891	24,716
K12, Inc.*	5,626	127,429
LifeLock, Inc.*	13,300	227,563
Lincoln Educational Services Corp.	4,778	18,013
Matthews International Corp. "A"	5,602	228,618
Regis Corp.	9,440	129,328
Sotheby's (a)	14,088	613,532
Steiner Leisure Ltd.*	2,912	134,680
Strayer Education, Inc.* (a)	2,149	99,778
Universal Technical Institute, Inc.	4,874	63,118

		3,469,312
Hotels, Restaurants & Leisure 2.6%
Biglari Holdings, Inc.*	284	138,447
BJ's Restaurants, Inc.*	5,081	166,199
Bloomin' Brands, Inc.*	11,236	270,788
Bob Evans Farms, Inc.	5,147	257,504
Boyd Gaming Corp.* (a)	13,774	181,817
Bravo Brio Restaurant Group, Inc.*	3,683	51,967
Buffalo Wild Wings, Inc.*	3,758	559,566
Caesars Entertainment Corp.* (a)	7,878	149,761
Carrols Restaurant Group, Inc.*	4,684	33,584
Churchill Downs, Inc.	2,783	254,088
Chuy's Holdings, Inc.*	3,230	139,342
ClubCorp Holdings, Inc.	4,039	76,337
Cracker Barrel Old Country Store, Inc. (a)	3,963	385,362
Del Frisco's Restaurant Group, Inc.*	2,125	59,287
Denny's Corp.*	18,232	117,232
Diamond Resorts International, Inc.*	3,489	59,139
DineEquity, Inc.	3,354	261,847
Diversified Restaurant Holdings, Inc.*	2,119	10,595
Einstein Noah Restaurant Group, Inc.	1,190	19,587
Fiesta Restaurant Group, Inc.*	4,737	215,960
Ignite Restaurant Group, Inc.*	1,441	20,275
International Speedway Corp. "A"	6,097	207,237
Interval Leisure Group, Inc.	8,061	210,714
Intrawest Resorts Holdings, Inc.*	3,976	50,734
Isle of Capri Casinos, Inc.*	4,875	37,391
Jack in the Box, Inc.*	8,357	492,562
Jamba, Inc.*	3,239	38,852
Krispy Kreme Doughnuts, Inc.*	13,309	235,969
Life Time Fitness, Inc.* (a)	8,834	424,915
Luby's, Inc.*	4,061	25,016
Marcus Corp.	3,572	59,652
Marriott Vacations Worldwide Corp.*	5,892	329,422
Monarch Casino & Resort, Inc.*	1,582	29,314
Morgans Hotel Group Co.*	5,296	42,580
Multimedia Games Holding Co., Inc.*	5,903	171,423
Nathan's Famous, Inc.*	580	28,414
Noodles & Co.* (a)	1,199	47,324
Orient-Express Hotels Ltd. "A"*	19,360	278,978
Papa John's International, Inc.	6,467	336,995
Pinnacle Entertainment, Inc.*	12,225	289,732
Popeyes Louisiana Kitchen, Inc.*	4,873	198,039
Potbelly Corp.*	1,679	30,004
Red Robin Gourmet Burgers, Inc.*	2,885	206,797
Ruby Tuesday, Inc.*	12,107	67,920
Ruth's Hospitality Group, Inc.	7,029	84,981
Scientific Games Corp. "A"*	9,492	130,325
Sonic Corp.*	11,459	261,151
Speedway Motorsports, Inc.	2,357	44,147
Texas Roadhouse, Inc.	12,623	329,208
The Cheesecake Factory, Inc.	10,652	507,355
Town Sports International Holdings, Inc.	4,671	39,657
Vail Resorts, Inc.	7,188	501,004

		9,166,496
Household Durables 1.1%
Bassett Furniture Industries, Inc.	2,143	31,824
Beazer Homes U.S.A., Inc.* (a)	4,836	97,107
Blyth, Inc. (a)	1,846	19,808
Cavco Industries, Inc.*	1,467	115,086
CSS Industries, Inc.	1,682	45,414
Ethan Allen Interiors, Inc.	5,167	131,500
EveryWare Global, Inc.*	1,967	8,970
Flexsteel Industries, Inc.	984	37,018
Helen of Troy Ltd.*	6,402	443,210
Hooker Furniture Corp.	2,084	32,635
Hovnanian Enterprises, Inc. "A"* (a)	23,460	110,966
Installed Building Products, Inc.*	2,235	31,312
iRobot Corp.* (a)	5,595	229,675
KB HOME	17,533	297,886
La-Z-Boy, Inc.	10,576	286,610
LGI Homes, Inc.*	1,780	30,705
Libbey, Inc.*	4,484	116,584
Lifetime Brands, Inc.	2,058	36,756
M.D.C. Holdings, Inc.	7,922	224,034
M/I Homes, Inc.*	4,749	106,473
Meritage Homes Corp.*	7,788	326,161
NACCO Industries, Inc. "A"	905	49,060
New Home Co., Inc.*	2,249	32,802
Ryland Group, Inc. (a)	9,607	383,608
Skullcandy, Inc.*	3,528	32,387
Standard Pacific Corp.* (a)	30,053	249,740
TRI Pointe Homes, Inc.* (a)	2,904	47,132
UCP, Inc. "A"*	1,450	21,837
Universal Electronics, Inc.*	3,146	120,775
WCI Communities, Inc.*	1,294	25,569
William Lyon Homes "A"*	2,738	75,596
Zagg, Inc.*	6,120	28,274

		3,826,514
Internet & Catalog Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*	4,730	26,630
Blue Nile, Inc.*	2,392	83,242
FTD Companies, Inc.* (a)	3,656	116,297
HSN, Inc.	6,822	407,478
NutriSystem, Inc. (a)	5,712	86,080
Orbitz Worldwide, Inc.*	4,966	38,933
Overstock.com, Inc.*	2,227	43,872
PetMed Express, Inc. (a)	4,039	54,163
RetailMeNot, Inc.*	1,838	58,816
Shutterfly, Inc.*	7,611	324,838
Valuevision Media, Inc. "A"*	7,823	38,020
Vitacost.com, Inc.*	4,246	30,104

		1,308,473
Leisure Equipment & Products 0.5%
Arctic Cat, Inc.	2,562	122,438
Black Diamond, Inc.* (a)	4,616	56,454
Brunswick Corp.	18,339	830,573
Callaway Golf Co. (a)	16,099	164,532
JAKKS Pacific, Inc. (a)	3,799	27,429
Johnson Outdoors, Inc. "A"	976	24,810
LeapFrog Enterprises, Inc.* (a)	12,677	95,077
Malibu Boats, Inc. "A"*	1,900	41,591
Marine Products Corp.	1,817	13,664
Nautilus, Inc.*	6,176	59,475
Smith & Wesson Holding Corp.* (a)	10,999	160,805
Sturm, Ruger & Co., Inc. (a)	3,903	233,399

		1,830,247
Media 1.3%
AH Belo Corp. "A"	3,740	43,309
AMC Entertainment Holdings, Inc. "A"*	4,466	110,087
Beasley Broadcast Group, Inc. "A"	962	8,754
Carmike Cinemas, Inc.*	4,537	135,475
Central European Media Enterprises Ltd. "A"* (a)	15,207	44,709
Crown Media Holdings, Inc. "A"*	6,391	24,541
Cumulus Media, Inc. "A"*	20,031	138,414
Daily Journal Corp.*	166	28,713
Dex Media, Inc.*	3,408	31,354
Entercom Communications Corp. "A"*	4,722	47,550
Entravision Communications Corp. "A"	10,901	73,037
Global Sources Ltd.*	3,445	30,867
Gray Television, Inc.*	10,006	103,762
Harte-Hanks, Inc.	8,531	75,414
Hemisphere Media Group, Inc.*	1,706	21,479
Journal Communications, Inc. "A"*	9,568	84,772
Live Nation Entertainment, Inc.*	28,734	624,964
Loral Space & Communications, Inc.*	2,657	187,930
Martha Stewart Living Omnimedia, Inc. "A"*	4,700	21,291
McClatchy Co. "A"* (a)	11,944	76,680
MDC Partners, Inc. "A"	7,803	178,064
Media General, Inc.* (a)	3,896	71,569
Meredith Corp.	7,232	335,782
National CineMedia, Inc.	12,321	184,815
New York Times Co. "A" (a)	25,914	443,648
Nexstar Broadcasting Group, Inc. "A"	5,978	224,295
ReachLocal, Inc.*	2,119	20,872
Reading International, Inc. "A"*	3,620	26,535
Rentrak Corp.*	2,102	126,709
Saga Communications, Inc. "A"	914	45,417
Salem Communications Corp. "A"	2,207	22,048
Scholastic Corp. (a)	5,449	187,881
SFX Entertainment, Inc.* (a)	3,904	27,523
Sinclair Broadcast Group, Inc. "A" (a)	13,707	371,323
Sizmek, Inc.*	4,799	51,013
The E.W. Scripps Co. "A"*	6,090	107,915
World Wrestling Entertainment, Inc. "A"	5,737	165,685

		4,504,196
Multiline Retail 0.1%
Burlington Stores, Inc.*	2,997	88,472
Fred's, Inc. "A"	7,629	137,398
Gordmans Stores, Inc.	1,841	10,052
The Bon-Ton Stores, Inc. (a)	2,641	28,998
Tuesday Morning Corp.* (a)	8,466	119,794

		384,714
Specialty Retail 3.0%
Aeropostale, Inc.* (a)	15,624	78,432
America's Car-Mart, Inc.*	1,547	56,806
ANN, Inc.*	9,640	399,867
Asbury Automotive Group, Inc.*	6,300	348,453
Barnes & Noble, Inc.* (a)	8,040	168,036
bebe stores, inc.	6,566	40,184
Big 5 Sporting Goods Corp.	3,324	53,350
Body Central Corp.*	3,111	3,329
Brown Shoe Co., Inc.	8,777	232,942
Cato Corp. "A"	5,411	146,313
Children's Place Retail Stores, Inc.	4,702	234,207
Christopher & Banks Corp.*	7,228	47,777
Citi Trends, Inc.*	2,901	47,257
Conn's, Inc.* (a)	4,568	177,467
Destination Maternity Corp.	2,727	74,720
Destination XL Group, Inc.*	8,281	46,705
Express, Inc.*	17,342	275,391
Five Below, Inc.* (a)	6,686	284,021
Francesca's Holdings Corp.* (a)	9,036	163,913
Genesco, Inc.* (a)	4,838	360,770
Group 1 Automotive, Inc. (a)	4,536	297,834
Haverty Furniture Companies, Inc.	3,853	114,434
hhgregg, Inc.* (a)	2,557	24,573
Hibbett Sports, Inc.* (a)	5,261	278,202
Jos. A. Bank Clothiers, Inc.* (a)	5,705	366,832
Kirkland's, Inc.*	2,635	48,721
Lithia Motors, Inc. "A"	4,625	307,378
Lumber Liquidators Holdings, Inc.* (a)	5,486	514,587
MarineMax, Inc.*	5,338	81,084
Mattress Firm Holding Corp.*	2,677	128,041
Monro Muffler Brake, Inc.	6,287	357,605
New York & Co., Inc.*	5,547	24,351
Office Depot, Inc.*	95,822	395,745
Outerwall, Inc.* (a)	4,161	301,673
Pacific Sunwear of California, Inc.*	9,186	27,282
Penske Automotive Group, Inc.	8,490	363,032
Pier 1 Imports, Inc.	19,172	361,967
RadioShack Corp.* (a)	19,816	42,010
Rent-A-Center, Inc.	11,010	292,866
Restoration Hardware Holdings, Inc.*	3,616	266,101
Sears Hometown & Outlet Stores, Inc.*	1,723	40,749
Select Comfort Corp.*	11,405	206,202
Shoe Carnival, Inc.	2,907	66,977
Sonic Automotive, Inc. "A"	7,990	179,615
Stage Stores, Inc. (a)	6,804	166,358
Stein Mart, Inc.	5,357	75,052
Systemax, Inc.*	2,325	34,666
The Buckle, Inc. (a)	5,800	265,640
The Container Store Group, Inc.* (a)	2,810	95,400
The Finish Line, Inc. "A"	10,010	271,171
The Men's Wearhouse, Inc.	9,507	465,653
The Pep Boys - Manny, Moe & Jack*	11,117	141,408
The Wet Seal, Inc. "A"* (a)	17,739	23,415
Tile Shop Holdings, Inc.* (a)	3,680	56,856
Tilly's, Inc. "A"*	1,996	23,353
Trans World Entertainment Corp.	2,103	7,634
Vitamin Shoppe, Inc.*	6,187	294,006
West Marine, Inc.*	3,230	36,725
Winmark Corp.	411	31,096
Zale Corp.*	6,465	135,183
Zumiez, Inc.*	4,199	101,784

		10,553,201
Textiles, Apparel & Luxury Goods 1.4%
American Apparel, Inc.* (a)	11,510	5,766
Columbia Sportswear Co.	2,641	218,279
Crocs, Inc.*	17,809	277,820
Culp, Inc.	1,606	31,702
G-III Apparel Group Ltd.*	3,427	245,305
Iconix Brand Group, Inc.* (a)	9,914	389,323
Kate Spade & Co.*	24,373	903,995
Movado Group, Inc.	3,789	172,589
Oxford Industries, Inc.	2,753	215,285
Perry Ellis International, Inc.*	2,380	32,701
Quiksilver, Inc.*	27,048	203,130
R.G. Barry Corp.	1,841	34,758
Skechers U.S.A., Inc. "A"*	7,877	287,826
Steven Madden Ltd.*	12,118	436,006
The Jones Group, Inc.	16,267	243,517
Tumi Holdings, Inc.*	9,802	221,819
Unifi, Inc.*	3,004	69,302
Vera Bradley, Inc.* (a)	4,220	113,898
Vince Holding Corp.*	2,256	59,468
Wolverine World Wide, Inc. (a)	20,539	586,388

		4,748,877
Consumer Staples 3.6%
Beverages 0.1%
Boston Beer Co., Inc. "A"* (a)	1,664	407,231
Coca-Cola Bottling Co. Consolidated	887	75,377
Craft Brewers Alliance, Inc.*	2,005	30,616
National Beverage Corp.*	2,127	41,498

		554,722
Food & Staples Retailing 1.2%
Casey's General Stores, Inc.	7,867	531,731
Fairway Group Holdings Corp.*	3,129	23,906
Ingles Markets, Inc. "A"	2,318	55,215
Natural Grocers by Vitamin Cottage, Inc.*	1,765	77,060
Pantry, Inc.*	4,694	72,006
PriceSmart, Inc. (a)	3,792	382,727
Rite Aid Corp.*	148,853	933,308
Roundy's, Inc.	5,120	35,226
Spartan Stores, Inc.	7,514	174,400
SUPERVALU, Inc.* (a)	41,318	282,615
Susser Holdings Corp.* (a)	3,681	229,952
The Andersons, Inc.	5,654	334,943
The Chefs' Warehouse, Inc.*	3,251	69,571
United Natural Foods, Inc.*	10,119	717,639
Village Super Market, Inc. "A"	1,263	33,343
Weis Markets, Inc.	2,141	105,444

		4,059,086
Food Products 1.7%
Alico, Inc.	546	20,584
Annie's, Inc.* (a)	2,729	109,679
B&G Foods, Inc.	10,719	322,749
Boulder Brands, Inc.* (a)	12,608	222,153
Cal-Maine Foods, Inc.	3,200	200,896
Calavo Growers, Inc.	2,388	84,965
Chiquita Brands International, Inc.*	9,129	113,656
Darling International, Inc.*	32,401	648,668
Diamond Foods, Inc.* (a)	4,359	152,260
Farmer Brothers Co.*	1,062	20,921
Fresh Del Monte Produce, Inc.	7,754	213,778
Griffin Land & Nurseries, Inc.	503	15,211
Hain Celestial Group, Inc.* (a)	7,833	716,484
Inventure Foods, Inc.*	2,841	39,717
J & J Snack Foods Corp.	3,029	290,693
John B. Sanfilippo & Son, Inc.	1,519	34,967
Lancaster Colony Corp.	3,731	370,936
Lifeway Foods, Inc.	911	13,392
Limoneira Co.	1,985	45,020
Omega Protein Corp.*	3,799	45,854
Pilgrim's Pride Corp.*	12,325	257,839
Post Holdings, Inc.*	7,872	433,905
Sanderson Farms, Inc.	4,642	364,351
Seaboard Corp.*	65	170,394
Seneca Foods Corp. "A"*	1,603	50,462
Snyder's-Lance, Inc.	9,660	272,315
Tootsie Roll Industries, Inc. (a)	4,009	120,022
TreeHouse Foods, Inc.*	7,435	535,246

		5,887,117
Household Products 0.2%
Central Garden & Pet Co. "A"*	8,009	66,234
Harbinger Group, Inc.*	6,486	79,324
Oil-Dri Corp. of America	888	30,671
Orchids Paper Products Co.	1,095	33,507
Spectrum Brands Holdings, Inc.	4,331	345,181
WD-40 Co.	3,145	243,958

		798,875
Personal Products 0.2%
Elizabeth Arden, Inc.*	5,072	149,675
Female Health Co.	4,529	35,145
Inter Parfums, Inc.	3,259	118,008
Lifevantage Corp.*	19,431	25,455
Medifast, Inc.*	2,746	79,881
Nature's Sunshine Products, Inc.	2,076	28,607
Nutraceutical International Corp.*	1,749	45,457
Revlon, Inc. "A"*	2,165	55,316
Star Scientific, Inc.* (a)	31,941	25,064
Synutra International, Inc.*	3,372	22,559
USANA Health Sciences, Inc.* (a)	1,169	88,072

		673,239
Tobacco 0.2%
Alliance One International, Inc.*	17,831	52,066
Universal Corp. (a)	4,731	264,416
Vector Group Ltd. (a)	12,826	276,272

		592,754
Energy 5.5%
Energy Equipment & Services 1.9%
Basic Energy Services, Inc.*	5,944	162,925
Bolt Technology Corp.	1,584	31,316
Bristow Group, Inc.	7,409	559,528
C&J Energy Services, Inc.* (a)	8,913	259,903
Cal Dive International, Inc.*	18,189	30,921
CARBO Ceramics, Inc.	3,969	547,682
CHC Group Ltd.*	7,928	58,667
Dawson Geophysical Co.	1,561	43,724
Era Group, Inc.*	4,006	117,416
Exterran Holdings, Inc.	11,660	511,641
Forum Energy Technologies, Inc.*	8,027	248,676
Geospace Technologies Corp.*	2,631	174,093
Gulf Island Fabrication, Inc.	2,736	59,125
GulfMark Offshore, Inc. "A"	5,446	244,743
Helix Energy Solutions Group, Inc.*	21,790	500,734
Hercules Offshore, Inc.*	34,192	156,941
Hornbeck Offshore Services, Inc.*	7,252	303,206
ION Geophysical Corp.*	26,337	110,879
Key Energy Services, Inc.*	30,830	284,869
Matrix Service Co.*	5,335	180,216
Mitcham Industries, Inc.*	2,486	34,655
Natural Gas Services Group*	2,658	80,112
Newpark Resources, Inc.*	17,636	201,932
North Atlantic Drilling Ltd.	14,786	128,638
Nuverra Environmental Solutions, Inc.* (a)	2,897	58,780
Parker Drilling Co.*	24,697	175,102
PHI, Inc. (Non Voting)*	2,503	110,733
Pioneer Energy Services Corp.*	13,294	172,157
RigNet, Inc.*	2,489	133,983
SEACOR Holdings, Inc.*	4,145	358,211
Tesco Corp.*	6,299	116,532
TETRA Technologies, Inc.*	16,022	205,082
TGC Industries, Inc.*	3,317	19,736
Vantage Drilling Co.* (a)	39,316	67,230
Willbros Group, Inc.*	7,788	98,285

		6,548,373
Oil, Gas & Consumable Fuels 3.6%
Abraxas Petroleum Corp.*	15,443	61,154
Adams Resources & Energy, Inc.	382	22,125
Alon U.S.A. Energy, Inc.	4,637	69,277
Alpha Natural Resources, Inc.* (a)	45,090	191,633
Amyris, Inc.* (a)	4,698	17,524
Apco Oil & Gas International, Inc.*	1,923	27,787
Approach Resources, Inc.* (a)	6,857	143,380
Arch Coal, Inc. (a)	43,394	209,159
Athlon Energy, Inc.*	3,546	125,706
Bill Barrett Corp.* (a)	9,885	253,056
Bonanza Creek Energy, Inc.*	5,966	264,890
BPZ Resources, Inc.*	24,361	77,468
Callon Petroleum Co.*	8,874	74,275
Carrizo Oil & Gas, Inc.*	9,127	487,929
Clayton Williams Energy, Inc.*	1,227	138,663
Clean Energy Fuels Corp.* (a)	13,206	118,062
Cloud Peak Energy, Inc.*	12,375	261,608
Comstock Resources, Inc.	9,792	223,747
Contango Oil & Gas Co.*	3,117	148,806
Delek U.S. Holdings, Inc.	7,577	220,036
Diamondback Energy, Inc.*	4,227	284,519
Emerald Oil, Inc.* (a)	11,165	75,029
Endeavour International Corp.* (a)	9,476	30,797
Energy XXI (Bermuda) Ltd. (a)	14,672	345,819
EPL Oil & Gas, Inc.* (a)	6,093	235,190
Equal Energy Ltd.	7,121	32,614
Evolution Petroleum Corp.	3,220	40,991
EXCO Resources, Inc. (a)	34,464	192,998
Forest Oil Corp.*	23,297	44,497
Frontline Ltd.* (a)	10,770	42,326
FX Energy, Inc.*	9,775	32,649
GasLog Ltd.	5,849	136,223
Gastar Exploration, Inc.*	10,835	59,267
Goodrich Petroleum Corp.* (a)	6,177	97,720
Green Plains Renewable Energy, Inc. (a)	4,925	147,553
Halcon Resources Corp.* (a)	47,203	204,389
Hallador Energy Co.	1,433	12,252
Isramco, Inc.*	166	21,997
Jones Energy, Inc. "A"*	2,134	32,309
KiOR, Inc. "A"* (a)	8,718	4,995
Knightsbridge Tankers Ltd.	5,995	81,232
Kodiak Oil & Gas Corp.* (a)	54,807	665,357
L&L Energy, Inc.* (a)	5,975	10,038
Magnum Hunter Resources Corp.*	34,611	294,194
Matador Resources Co.*	11,901	291,455
Midstates Petroleum Co., Inc.* (a)	6,593	35,338
Miller Energy Resources, Inc.* (a)	6,247	36,732
Nordic American Tankers Ltd. (a)	14,746	145,101
Northern Oil & Gas, Inc.* (a)	12,990	189,914
Panhandle Oil & Gas, Inc. "A"	1,330	58,001
PDC Energy, Inc.*	7,155	445,470
Penn Virginia Corp.* (a)	11,298	197,602
PetroQuest Energy, Inc.*	11,749	66,969
Quicksilver Resources, Inc.* (a)	24,365	64,080
Renewable Energy Group, Inc.*	4,215	50,496
Rentech, Inc.*	43,950	83,505
Resolute Energy Corp.* (a)	14,028	101,002
REX American Resources Corp.*	1,077	61,443
Rex Energy Corp.*	9,314	174,265
Rosetta Resources, Inc.*	12,575	585,744
RSP Permian, Inc.*	4,863	140,492
Sanchez Energy Corp.*	7,989	236,714
Scorpio Tankers, Inc.	37,229	371,173
SemGroup Corp. "A"	8,613	565,702
Ship Finance International Ltd. (a)	11,110	199,647
Solazyme, Inc.* (a)	9,518	110,504
Stone Energy Corp.*	10,081	423,100
Swift Energy Co.* (a)	8,337	89,706
Synergy Resources Corp.*	10,075	108,306
Targa Resources Corp.	6,724	667,424
Teekay Tankers Ltd. "A" (a)	12,512	44,292
Triangle Petroleum Corp.*	13,365	110,128
Ur-Energy, Inc.*	24,170	37,464
Uranium Energy Corp.* (a)	16,917	22,330
VAALCO Energy, Inc.*	12,396	105,986
W&T Offshore, Inc. (a)	6,768	117,154
Warren Resources, Inc.*	14,321	68,741
Western Refining, Inc. (a)	10,872	419,659
Westmoreland Coal Co.*	2,402	71,532
ZaZa Energy Corp.* (a)	9,110	6,852

		12,765,263
Financials 22.7%
Capital Markets 2.6%
Apollo Investment Corp. (a)	45,181	375,454
Arlington Asset Investment Corp. "A"	3,175	84,074
BGC Partners, Inc. "A"	25,834	168,954
BlackRock Kelso Capital Corp. (a)	14,544	133,368
Calamos Asset Management, Inc. "A"	4,091	52,897
Capital Southwest Corp.	2,676	92,911
Capitala Finance Corp.	769	14,826
CIFC Corp.	1,400	11,396
Cohen & Steers, Inc. (a)	3,880	154,618
Cowen Group, Inc. "A"*	19,372	85,431
Diamond Hill Investment Group	568	74,658
Evercore Partners, Inc. "A"	6,363	351,556
FBR & Co.*	1,798	46,442
Fidus Investment Corp.	3,142	60,672
Fifth Street Finance Corp.	27,760	262,610
Financial Engines, Inc. (a)	9,834	499,371
Firsthand Technology Value Fund, Inc.	1,823	38,921
FXCM, Inc. "A" (a)	7,289	107,659
GAMCO Investors, Inc. "A"	1,196	92,869
Garrison Capital, Inc.	1,199	16,942
GFI Group, Inc.	13,581	48,213
Gladstone Capital Corp.	4,213	42,467
Gladstone Investment Corp.	4,894	40,473
Golub Capital BDC LLC (a)	7,315	130,500
Greenhill & Co., Inc.	5,697	296,130
GSV Capital Corp.* (a)	3,752	38,045
Hercules Technology Growth Capital, Inc. (a)	12,476	175,537
HFF, Inc. "A"	6,981	234,631
Horizon Technology Finance Corp.	1,592	19,916
ICG Group, Inc.*	7,828	159,848
INTL. FCStone, Inc.*	2,776	52,217
Investment Technology Group, Inc.*	7,741	156,368
Janus Capital Group, Inc. (a)	30,116	327,361
JMP Group, Inc.	3,295	23,427
KCAP Financial, Inc. (a)	5,696	49,327
KCG Holdings, Inc. "A"*	15,274	182,219
Ladenburg Thalmann Financial Services, Inc.*	20,715	62,559
Main Street Capital Corp. (a)	7,868	258,542
Manning & Napier, Inc.	2,652	44,474
Marcus & Millichap, Inc.*	1,333	23,781
MCG Capital Corp.	13,928	52,787
Medallion Financial Corp.	4,172	55,112
Medley Capital Corp. (a)	9,395	127,866
MVC Capital, Inc.	4,474	60,623
New Mountain Finance Corp.	9,868	143,579
NGP Capital Resources Co. (a)	3,877	26,209
Oppenheimer Holdings, Inc. "A"	1,891	53,043
PennantPark Floating Rate Capital Ltd.	2,809	38,820
PennantPark Investment Corp.	13,022	143,893
Piper Jaffray Companies, Inc.*	3,147	144,133
Prospect Capital Corp. (a)	62,234	672,127
Pzena Investment Management, Inc. "A"	2,372	27,918
RCS Capital Corp. "A"	352	13,700
Safeguard Scientifics, Inc.*	4,143	91,892
Silvercrest Asset Management Group, Inc. "A"	1,029	18,820
Solar Capital Ltd.	9,184	200,028
Solar Senior Capital Ltd.	2,352	40,243
Stellus Capital Investment Corp. (a)	2,390	34,368
Stifel Financial Corp.* (a)	13,288	661,211
SWS Group, Inc.*	5,696	42,606
TCP Capital Corp.	6,968	115,320
THL Credit, Inc.	6,721	92,750
TICC Capital Corp. (a)	10,167	99,433
Triangle Capital Corp. (a)	5,720	148,091
Virtus Investment Partners, Inc.*	1,416	245,209
Walter Investment Management Corp.* (a)	7,758	231,421
Westwood Holdings Group, Inc.	1,351	84,694
WhiteHorse Finance, Inc.	1,372	19,304
WisdomTree Investments, Inc.* (a)	20,314	266,520

		9,043,384
Commercial Banks 7.1%
1st Source Corp.	3,207	102,913
1st United Bancorp., Inc.	5,887	45,094
Access National Corp.	1,284	20,814
American National Bankshares, Inc.	1,484	34,904
Ameris Bancorp.*	5,195	121,043
Ames National Corp.	1,713	37,755
Arrow Financial Corp.	2,143	56,661
BancFirst Corp.	1,407	79,678
Banco Latinoamericano de Comercio Exterior SA "E"	5,754	151,963
BancorpSouth, Inc.	19,120	477,235
Bank of Kentucky Financial Corp.	1,128	42,345
Bank of Marin Bancorp.	1,185	53,349
Bank of the Ozarks, Inc.	6,252	425,511
Banner Corp.	3,809	156,969
Bar Harbor Bankshares	714	27,382
BBCN Bancorp., Inc.	16,189	277,479
BNC Bancorp.	3,624	62,804
Boston Private Financial Holdings, Inc.	16,386	221,703
Bridge Bancorp., Inc.	2,141	57,186
Bridge Capital Holdings*	1,832	43,528
Bryn Mawr Bank Corp.	2,662	76,479
C&F Financial Corp.	598	19,818
Camden National Corp.	1,544	63,613
Capital Bank Financial Corp. "A"*	4,582	115,054
Capital City Bank Group, Inc.	2,537	33,691
Cardinal Financial Corp.	6,477	115,485
Cascade Bancorp.*	1,380	7,728
Cathay General Bancorp.	16,689	420,396
Center Bancorp., Inc.	2,247	42,693
Centerstate Banks, Inc.	6,052	66,088
Central Pacific Financial Corp.	4,707	95,081
Century Bancorp., Inc. "A"	692	23,604
Chemical Financial Corp.	6,106	198,140
Chemung Financial Corp.	714	19,364
Citizens & Northern Corp.	2,417	47,639
City Holding Co. (a)	3,693	165,668
CNB Financial Corp.	2,807	49,628
CoBiz Financial, Inc.	7,083	81,596
Columbia Banking System, Inc.	10,372	295,809
Community Bank System, Inc.	8,096	315,906
Community Trust Bancorp., Inc.	2,727	113,116
CommunityOne Bancorp.*	2,174	24,392
ConnectOne Bancorp., Inc.*	358	17,528
CU Bancorp.*	1,877	34,537
Customers Bancorp., Inc.*	3,970	82,854
CVB Financial Corp.	18,615	295,978
Eagle Bancorp., Inc.*	4,579	165,302
Enterprise Bancorp., Inc.	1,414	28,761
Enterprise Financial Services Corp.	3,837	77,009
Farmers Capital Bank Corp.*	1,493	33,533
Fidelity Southern Corp.	2,878	40,206
Financial Institutions, Inc.	2,690	61,924
First BanCorp.*	14,366	78,151
First BanCorp. - North Carolina	3,893	73,967
First Bancorp., Inc.	1,889	30,791
First Busey Corp.	18,299	106,134
First Commonwealth Financial Corp.	20,073	181,460
First Community Bancshares, Inc.	3,408	55,755
First Connecticut Bancorp, Inc.	3,208	50,237
First Financial Bancorp.	11,793	212,038
First Financial Bankshares, Inc. (a)	6,355	392,675
First Financial Corp. - Indiana	2,200	74,096
First Financial Holdings, Inc.	4,833	302,642
First Interstate BancSystem, Inc.	3,440	97,077
First Merchants Corp.	6,899	149,294
First Midwest Bancorp., Inc.	15,242	260,333
First NBC Bank Holding Co.*	829	28,899
First of Long Island Corp.	1,537	62,418
First Security Group, Inc.*	12,404	25,800
FirstMerit Corp.	34,178	711,928
Flushing Financial Corp.	6,510	137,166
FNB Corp.	31,272	419,045
German American Bancorp., Inc.	2,510	72,514
Glacier Bancorp., Inc.	14,514	421,922
Great Southern Bancorp., Inc.	2,027	60,871
Guaranty Bancorp.	2,848	40,584
Hampton Roads Bankshares, Inc.*	6,596	10,488
Hancock Holding Co.	17,342	635,584
Hanmi Financial Corp.	6,840	159,372
Heartland Financial U.S.A., Inc.	3,218	86,854
Heritage Commerce Corp.	4,110	33,127
Heritage Financial Corp.	2,890	48,899
Heritage Oaks Bancorp.*	4,274	34,534
Home Bancshares, Inc.	9,199	316,630
Home Federal Bancorp., Inc.	2,949	45,886
HomeTrust Bancshares, Inc.*	4,211	66,450
Horizon Bancorp.	1,706	38,010
Hudson Valley Holding Corp.	3,140	59,817
IBERIABANK Corp.	5,969	418,725
Independent Bank Corp. (a)	5,647	222,322
Independent Bank Group, Inc.	752	44,180
International Bancshares Corp.	10,922	273,924
Intervest Bancshares Corp.*	3,561	26,529
Investors Bancorp., Inc.	10,207	282,121
Lakeland Bancorp., Inc.	7,015	78,919
Lakeland Financial Corp.	3,437	138,236
LCNB Corp.	1,485	25,691
Macatawa Bank Corp.	4,707	23,723
MainSource Financial Group, Inc.	3,885	66,433
MB Financial, Inc.	11,078	342,975
Mercantile Bank Corp.	1,634	33,693
Merchants Bancshares, Inc.	1,042	33,980
Metro Bancorp., Inc.*	2,807	59,340
Middleburg Financial Corp.	1,162	20,463
MidSouth Bancorp., Inc.	1,480	24,908
MidWestOne Financial Group, Inc.	1,268	32,004
National Bank Holdings Corp. "A"	9,343	187,514
National Bankshares, Inc.	1,314	47,974
National Penn Bancshares, Inc.	23,759	248,282
NBT Bancorp., Inc.	8,906	217,841
NewBridge Bancorp.*	5,013	35,793
Northrim BanCorp., Inc.	1,190	30,571
OFG Bancorp. (a)	9,031	155,243
Old National Bancorp.	20,563	306,594
OmniAmerican Bancorp., Inc.	2,177	49,614
Pacific Continental Corp.	3,374	46,426
Pacific Premier Bancorp., Inc.*	3,731	60,218
PacWest Bancorp. (a)	7,647	328,897
Palmetto Bancshares, Inc.*	879	12,385
Park National Corp. (a)	2,670	205,296
Park Sterling Corp.	8,760	58,254
Peapack-Gladstone Financial Corp.	2,825	62,150
Penns Woods Bancorp., Inc.	946	46,146
Peoples Bancorp., Inc.	2,155	53,293
Pinnacle Financial Partners, Inc.	7,165	268,616
Preferred Bank*	2,280	59,189
PrivateBancorp., Inc.	13,061	398,491
Prosperity Bancshares, Inc.	12,214	807,956
Renasant Corp.	6,283	182,521
Republic Bancorp., Inc. "A"	1,969	44,499
S&T Bancorp., Inc.	7,128	168,934
S.Y. Bancorp., Inc.	2,736	86,567
Sandy Spring Bancorp., Inc.	4,923	122,977
Seacoast Banking Corp. of Florida*	3,524	38,764
Sierra Bancorp.	2,278	36,266
Simmons First National Corp. "A"	3,881	144,645
Southside Bancshares, Inc.	3,506	110,018
Southwest Bancorp., Inc.	4,290	75,761
State Bank Financial Corp.	6,257	110,686
Sterling Bancorp.	17,050	215,853
Sterling Financial Corp.	6,928	230,910
Suffolk Bancorp.*	2,366	52,762
Sun Bancorp., Inc.*	7,787	26,164
Susquehanna Bancshares, Inc.	37,516	427,307
Talmer Bancorp., Inc. "A"*	3,726	54,288
Taylor Capital Group, Inc.*	3,314	79,271
Texas Capital Bancshares, Inc.*	8,168	530,430
The Bancorp., Inc.*	6,384	120,083
Tompkins Financial Corp.	2,869	140,466
TowneBank (a)	5,125	79,489
TriCo Bancshares	3,456	89,614
Tristate Capital Holdings, Inc.*	1,299	18,459
Trustmark Corp.	13,558	343,695
UMB Financial Corp.	7,358	476,063
Umpqua Holdings Corp. (a)	22,539	420,127
Union First Market Bankshares Corp.	8,518	216,528
United Bankshares, Inc. (a)	13,107	401,336
United Community Banks, Inc.*	8,897	172,691
Univest Corp. of Pennsylvania	3,252	66,731
VantageSouth Bancshares, Inc.*	2,382	16,745
ViewPoint Financial Group	8,172	235,762
Washington Banking Co.	2,906	51,669
Washington Trust Bancorp., Inc.	2,838	106,340
Webster Financial Corp.	18,033	560,105
WesBanco, Inc.	5,452	173,537
West Bancorp.	2,793	42,426
Westamerica Bancorp. (a)	5,476	296,142
Western Alliance Bancorp.*	15,025	369,615
Wilshire Bancorp., Inc.	13,247	147,042
Wintrust Financial Corp.	8,577	417,357
Yadkin Financial Corp.*	2,856	61,147

		24,903,085
Consumer Finance 0.7%
Cash America International, Inc. (a)	5,789	224,150
Consumer Portfolio Services, Inc.*	3,366	23,023
Credit Acceptance Corp.*	1,449	205,975
DFC Global Corp.*	8,050	71,082
Encore Capital Group, Inc.* (a)	4,925	225,073
EZCORP, Inc. "A"*	10,149	109,508
First Cash Financial Services, Inc.*	5,902	297,815
Green Dot Corp. "A"*	4,974	97,142
Imperial Holdings, Inc.*	3,419	19,659
JGWPT Holdings, Inc. "A"*	2,563	46,800
Nelnet, Inc. "A"	4,699	192,189
Nicholas Financial, Inc.	2,139	33,646
Portfolio Recovery Associates, Inc.*	10,400	601,744
Regional Management Corp.*	1,048	25,844
Springleaf Holdings, Inc.* (a)	4,738	119,161
The First Marblehead Corp.*	1,812	10,944
World Acceptance Corp.* (a)	1,694	127,186

		2,430,941
Diversified Financial Services 0.3%
California First National Bancorp.	537	8,243
Gain Capital Holdings, Inc.	2,188	23,652
MarketAxess Holdings, Inc.	7,502	444,269
Marlin Business Services Corp.	1,665	34,649
NewStar Financial, Inc.*	5,671	78,600
PHH Corp.* (a)	11,533	298,013
PICO Holdings, Inc.*	4,485	116,565
Resource America, Inc. "A"	2,632	22,556

		1,026,547
Insurance 2.4%
Ambac Financial Group, Inc.*	9,090	282,063
American Equity Investment Life Holding Co. (a)	12,991	306,847
AMERISAFE, Inc.	3,969	174,279
AmTrust Financial Services, Inc. (a)	6,114	229,947
Argo Group International Holdings Ltd.	5,524	253,552
Baldwin & Lyons, Inc. "B"	1,830	48,111
Blue Capital Reinsurance Holdings Ltd.*	1,225	21,303
Citizens, Inc.*	10,327	76,420
CNO Financial Group, Inc.	45,413	821,975
Crawford & Co. "B"	5,225	57,005
Donegal Group, Inc. "A"	1,326	19,333
eHealth, Inc.*	3,627	184,252
EMC Insurance Group, Inc.	841	29,881
Employers Holdings, Inc.	6,400	129,472
Enstar Group Ltd.*	1,938	264,169
FBL Financial Group, Inc. "A"	1,775	76,893
Fidelity & Guaranty Life	2,430	57,105
First American Financial Corp. (a)	22,090	586,489
Fortegra Financial Corp.*	1,228	8,633
Global Indemnity PLC*	1,617	42,592
Greenlight Capital Re Ltd. "A"*	5,840	191,552
Hallmark Financial Services, Inc.*	2,912	24,199
HCI Group, Inc. (a)	1,916	69,742
Health Insurance Innovations, Inc. "A"*	912	9,430
Hilltop Holdings, Inc.*	13,694	325,780
Horace Mann Educators Corp.	8,078	234,262
Independence Holding Co.	1,712	22,975
Infinity Property & Casualty Corp.	2,350	158,930
Investors Title Co.	270	20,493
Kansas City Life Insurance Co.	739	35,620
Maiden Holdings Ltd.	9,864	123,103
Meadowbrook Insurance Group, Inc.	9,639	56,195
Montpelier Re Holdings Ltd.	8,456	251,651
National Interstate Corp.	1,337	35,845
National Western Life Insurance Co. "A"	467	114,181
Navigators Group, Inc.*	2,044	125,481
OneBeacon Insurance Group Ltd. "A"	4,337	67,050
Phoenix Companies, Inc.*	1,140	58,995
Platinum Underwriters Holdings Ltd.	5,579	335,298
Primerica, Inc.	11,706	551,470
RLI Corp. (a)	8,601	380,508
Safety Insurance Group, Inc.	2,651	142,756
Selective Insurance Group, Inc.	11,296	263,423
State Auto Financial Corp.	2,862	60,989
Stewart Information Services Corp. (a)	4,240	148,951
Symetra Financial Corp.	16,499	327,010
Third Point Reinsurance Ltd.*	5,001	79,266
Tower Group International Ltd. (a)	11,432	30,866
United Fire Group, Inc.	4,553	138,184
Universal Insurance Holdings, Inc.	5,056	64,211

		8,118,737
Real Estate Investment Trusts 7.7%
Acadia Realty Trust (REIT)	11,154	294,243
AG Mortgage Investment Trust, Inc. (REIT)	5,534	96,900
Agree Realty Corp. (REIT)	2,932	89,162
Alexander's, Inc. (REIT)	453	163,528
Altisource Residential Corp. (REIT)	11,365	358,679
American Assets Trust, Inc. (REIT)	7,062	238,272
American Capital Mortgage Investment Corp. (REIT)	11,147	209,229
American Realty Capital Properties, Inc. (REIT)	95,152	1,334,031
American Residential Properties, Inc. (REIT)*	2,671	48,025
AmREIT, Inc. (REIT)	3,855	63,877
Anworth Mortgage Asset Corp. (REIT)	28,053	139,143
Apollo Commercial Real Estate Finance, Inc. (REIT)	7,325	121,815
Apollo Residential Mortgage, Inc. (REIT)	6,380	103,547
Ares Commercial Real Estate Corp. (REIT)	4,249	56,979
Armada Hoffler Properties, Inc. (REIT)	3,782	37,971
ARMOUR Residential REIT, Inc. (REIT)	75,319	310,314
Ashford Hospitality Prime, Inc. (REIT)	3,594	54,341
Ashford Hospitality Trust (REIT)	12,202	137,517
Associated Estates Realty Corp. (REIT) (a)	11,687	197,978
Aviv REIT, Inc. (REIT)	2,286	55,893
Campus Crest Communities, Inc. (REIT) (a)	12,806	111,156
Capstead Mortgage Corp. (REIT) (a)	19,361	245,110
CatchMark Timber Trust, Inc. "A", (REIT)	2,814	38,467
Cedar Realty Trust, Inc. (REIT)	14,279	87,245
Chambers Street Properties (REIT) (a)	49,469	384,374
Chatham Lodging Trust (REIT)	5,137	103,870
Chesapeake Lodging Trust (REIT)	9,824	252,772
Colony Financial, Inc. (REIT)	18,547	407,107
Coresite Realty Corp. (REIT)	4,519	140,089
Cousins Properties, Inc. (REIT)	33,747	387,078
CubeSmart (REIT)	28,524	489,472
CyrusOne, Inc. (REIT)	3,675	76,550
CYS Investments, Inc. (REIT)	32,246	266,352
DCT Industrial Trust, Inc. (REIT)	63,096	497,197
DiamondRock Hospitality Co. (REIT)	39,105	459,484
DuPont Fabros Technology, Inc. (REIT) (a)	12,586	302,945
Dynex Capital, Inc. (REIT)	10,838	97,000
EastGroup Properties, Inc. (REIT)	6,083	382,682
Education Realty Trust, Inc. (REIT)	23,150	228,491
Ellington Residential Mortgage REIT (REIT)	1,285	21,742
Empire State Realty Trust, Inc. "A", (REIT)	17,132	258,865
EPR Properties (REIT)	10,560	563,798
Equity One, Inc. (REIT)	12,125	270,873
Excel Trust, Inc. (REIT)	9,937	126,001
FelCor Lodging Trust, Inc. (REIT)	25,211	227,907
First Industrial Realty Trust, Inc. (REIT)	21,568	416,694
First Potomac Realty Trust (REIT)	12,231	158,025
Franklin Street Properties Corp. (REIT)	18,370	231,462
Getty Realty Corp. (REIT)	5,069	95,753
Gladstone Commercial Corp. (REIT)	3,086	53,511
Glimcher Realty Trust (REIT)	29,266	293,538
Government Properties Income Trust (REIT)	11,082	279,266
Gramercy Property Trust, Inc. (REIT)	11,798	60,878
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,923	41,945
Healthcare Realty Trust, Inc. (REIT)	19,890	480,344
Hersha Hospitality Trust (REIT)	41,193	240,155
Highwoods Properties, Inc. (REIT) (a)	18,328	703,979
Hudson Pacific Properties, Inc. (REIT)	10,261	236,721
Inland Real Estate Corp. (REIT)	17,409	183,665
Invesco Mortgage Capital (REIT)	24,834	409,016
Investors Real Estate Trust (REIT)	22,634	203,253
iStar Financial, Inc. (REIT)* (a)	17,282	255,082
JAVELIN Mortgage Investment Corp. (REIT)	2,677	35,899
Kite Realty Group Trust (REIT)	28,260	169,560
LaSalle Hotel Properties (REIT)	21,273	666,058
Lexington Realty Trust (REIT)	35,841	391,025
LTC Properties, Inc. (REIT)	7,032	264,614
Medical Properties Trust, Inc. (REIT)	32,396	414,345
Mid-America Apartment Communities, Inc. (REIT)	1	68
Monmouth Real Estate Investment Corp. "A", (REIT)	8,787	83,828
National Health Investors, Inc. (REIT)	5,890	356,109
New Residential Investment Corp. (REIT)	51,051	330,300
New York Mortgage Trust, Inc. (REIT) (a)	14,766	114,879
NorthStar Realty Finance Corp. (REIT)	66,311	1,070,260
One Liberty Properties, Inc. (REIT)	2,318	49,420
Parkway Properties, Inc. (REIT)	12,419	226,651
Pebblebrook Hotel Trust (REIT)	12,345	416,891
Pennsylvania Real Estate Investment Trust (REIT)	13,794	248,982
PennyMac Mortgage Investment Trust (REIT)	14,165	338,544
Physicians Realty Trust (REIT)	3,957	55,081
Potlatch Corp. (REIT)	8,175	316,291
PS Business Parks, Inc. (REIT)	3,926	328,292
QTS Realty Trust, Inc. "A", (REIT)	2,749	68,972
RAIT Financial Trust (REIT)	17,746	150,664
Ramco-Gershenson Properties Trust (REIT)	13,690	223,147
Redwood Trust, Inc. (REIT) (a)	16,573	336,100
Resource Capital Corp. (REIT)	26,386	146,970
Retail Opportunity Investments Corp. (REIT) (a)	14,757	220,470
Rexford Industrial Realty, Inc. (REIT)	3,323	47,120
RLJ Lodging Trust (REIT)	25,149	672,484
Rouse Properties, Inc. (REIT)	5,309	91,527
Ryman Hospitality Properties, Inc. (REIT) (a)	8,879	377,535
Sabra Health Care REIT, Inc. (REIT) (a)	7,588	211,629
Saul Centers, Inc. (REIT)	1,566	74,166
Select Income REIT (REIT)	4,347	131,584
Silver Bay Realty Trust Corp. (REIT)	3,031	47,041
Sovran Self Storage, Inc. (REIT)	6,257	459,577
STAG Industrial, Inc. (REIT)	9,325	224,733
Strategic Hotels & Resorts, Inc. (REIT)*	36,555	372,495
Summit Hotel Properties, Inc. (REIT)	15,655	145,278
Sun Communities, Inc. (REIT) (a)	8,335	375,825
Sunstone Hotel Investors, Inc. (REIT)	36,581	502,257
Terreno Realty Corp. (REIT)	4,962	93,831
The Geo Group, Inc. (REIT)	14,736	475,089
UMH Properties, Inc. (REIT)	3,418	33,428
Universal Health Realty Income Trust (REIT)	2,314	97,743
Urstadt Biddle Properties "A", (REIT)	4,812	99,416
Washington Real Estate Investment Trust (REIT)	13,416	320,374
Western Asset Mortgage Capital Corp. (REIT) (a)	5,294	82,798
Whitestone REIT (REIT)	4,132	59,666
Winthrop Realty Trust (REIT)	6,273	72,704
ZAIS Financial Corp. (REIT)	1,162	19,359

		26,992,437
Real Estate Management & Development 0.3%
Alexander & Baldwin, Inc.	8,690	369,847
AV Homes, Inc.*	1,871	33,846
Consolidated-Tomoka Land Co.	1,162	46,805
Forestar Group, Inc.*	7,155	127,359
Kennedy-Wilson Holdings, Inc.	13,073	294,273
RE/MAX Holdings, Inc. "A"*	2,264	65,271
Tejon Ranch Co.*	2,733	92,458

		1,029,859
Thrifts & Mortgage Finance 1.6%
Astoria Financial Corp.	18,858	260,618
Banc of California, Inc.	3,241	39,767
Bank Mutual Corp.	9,229	58,512
BankFinancial Corp.	4,312	43,034
BBX Capital Corp. "A"*	1,425	27,716
Beneficial Mutual Bancorp., Inc.*	6,903	91,051
Berkshire Hills Bancorp., Inc.	5,833	150,958
BofI Holding, Inc.*	2,472	211,974
Brookline Bancorp., Inc.	13,897	130,910
Capitol Federal Financial, Inc.	30,122	378,031
Charter Financial Corp.	4,093	44,245
Clifton Savings Bancorp., Inc.	1,503	17,615
Dime Community Bancshares	6,157	104,546
Doral Financial Corp.*	1,191	10,338
ESB Financial Corp.	2,342	30,610
ESSA Bancorp., Inc.	1,870	20,327
Essent Group Ltd.*	4,429	99,475
EverBank Financial Corp.	16,299	321,579
Federal Agricultural Mortgage Corp. "C"	2,041	67,863
First Defiance Financial Corp.	1,910	51,799
First Federal Bancshares of Arkansas, Inc.*	766	7,024
First Financial Northwest, Inc.	3,012	30,572
Flagstar Bancorp., Inc.*	3,943	87,613
Fox Chase Bancorp.	2,343	39,480
Franklin Financial Corp.*	2,081	40,704
Hingham Institution for Savings	278	21,823
Home Bancorp., Inc.*	1,218	25,566
Home Loan Servicing Solutions Ltd. (a)	14,624	315,878
HomeStreet, Inc.	2,571	50,263
Kearny Financial Corp.*	2,975	43,970
Ladder Capital Corp. "A"*	3,261	62,905
Meridian Interstate Bancorp., Inc.*	1,644	42,037
Meta Financial Group, Inc.	1,220	54,717
MGIC Investment Corp.*	64,807	552,156
NASB Financial, Inc.	736	18,547
Northfield Bancorp., Inc.	12,000	154,320
Northwest Bancshares, Inc.	19,047	278,086
OceanFirst Financial Corp.	2,591	45,835
Oritani Financial Corp.	8,948	141,468
PennyMac Financial Services, Inc. "A"*	2,540	42,266
Provident Financial Holdings, Inc.	1,890	29,144
Provident Financial Services, Inc.	12,142	223,049
Radian Group, Inc. (a)	34,554	519,347
Rockville Financial, Inc.	5,028	68,330
Stonegate Mortgage Corp.*	1,588	23,598
Territorial Bancorp., Inc.	2,088	45,101
Tree.com, Inc.*	1,316	40,849
TrustCo Bank Corp.	18,598	130,930
United Community Financial Corp.*	9,557	37,463
United Financial Bancorp., Inc.	3,855	70,893
Walker & Dunlop, Inc.*	3,264	53,366
Waterstone Financial, Inc.*	1,746	18,141
Westfield Financial, Inc.	3,698	27,550
WSFS Financial Corp.	1,561	111,502

		5,615,461
Health Care 13.2%
Biotechnology 4.6%
ACADIA Pharmaceuticals, Inc.* (a)	15,937	387,747
Acceleron Pharma, Inc.*	1,475	50,887
Achillion Pharmaceuticals, Inc.* (a)	19,192	63,142
Acorda Therapeutics, Inc.*	8,287	314,160
Aegerion Pharmaceuticals, Inc.* (a)	5,813	268,096
Agios Pharmaceuticals, Inc.*	1,319	51,639
Alnylam Pharmaceuticals, Inc.* (a)	11,692	785,001
AMAG Pharmaceuticals, Inc.*	4,138	80,070
Amicus Therapeutics, Inc.*	6,576	13,612
Anacor Pharmaceuticals, Inc.*	5,025	100,550
Arena Pharmaceuticals, Inc.* (a)	43,927	276,740
Argos Therapeutics, Inc.*	1,462	14,474
ArQule, Inc.*	12,510	25,646
Array BioPharma, Inc.*	24,431	114,826
Auspex Pharmaceuticals, Inc.*	1,898	57,585
Aveo Pharmaceuticals, Inc.*	9,445	14,120
BIND Therapeutics, Inc.*	1,023	12,235
BioTime, Inc.* (a)	6,637	21,836
Bluebird Bio, Inc.*	1,313	29,858
Cara Therapeutics, Inc.*	1,336	24,997
Cell Therapeutics, Inc.* (a)	25,192	85,653
Celladon Corp.*	1,520	17,465
Celldex Therapeutics, Inc.* (a)	17,961	317,371
Cellular Dynamics International, Inc.*	744	11,108
Cepheid, Inc.* (a)	13,494	696,021
Chelsea Therapeutics International Ltd.* (a)	15,251	84,186
ChemoCentryx, Inc.* (a)	4,874	32,315
Chimerix, Inc.*	1,674	38,234
Clovis Oncology, Inc.*	3,645	252,489
Conatus Pharmaceuticals, Inc.*	1,091	8,875
Concert Pharmaceuticals, Inc.*	2,073	27,550
Coronado Biosciences, Inc.* (a)	5,126	10,149
Curis, Inc.*	16,257	45,845
Cytokinetics, Inc.*	7,325	69,587
Cytori Therapeutics, Inc.* (a)	12,909	34,854
Dendreon Corp.* (a)	30,227	90,379
Dicerna Pharmaceuticals, Inc.*	889	23,630
Durata Therapeutics, Inc.* (a)	2,568	34,565
Dyax Corp.*	27,965	251,126
Dynavax Technologies Corp.* (a)	51,208	92,174
Eagle Pharmaceuticals, Inc.*	1,235	16,006
Eleven Biotherapeutics, Inc.*	1,268	21,391
Emergent Biosolutions, Inc.*	5,384	136,054
Enanta Pharmaceuticals, Inc.*	710	28,393
Enzon Pharmaceuticals, Inc.	8,130	8,374
Epizyme, Inc.*	1,166	26,550
Esperion Therapeutics, Inc.*	847	12,807
Exact Sciences Corp.* (a)	14,557	206,273
Exelixis, Inc.* (a)	39,567	140,067
Fibrocell Science, Inc.*	4,597	24,042
Five Prime Therapeutics, Inc.*	1,088	21,390
Flexion Therapeutics, Inc.*	1,350	22,687
Foundation Medicine, Inc.* (a)	1,335	43,214
Galena Biopharma, Inc.* (a)	26,192	65,480
Genocea Biosciences, Inc.*	960	17,741
Genomic Health, Inc.*	3,545	93,375
Geron Corp.* (a)	30,885	64,241
GlycoMimetics, Inc.*	1,875	30,862
GTx, Inc.* (a)	5,284	8,085
Halozyme Therapeutics, Inc.*	19,236	244,297
Harvard Apparatus Regenerative Technology, Inc.*	1,211	10,984
Hyperion Therapeutics, Inc.*	1,665	42,957
Idenix Pharmaceuticals, Inc.* (a)	23,501	141,711
ImmunoGen, Inc.* (a)	17,303	258,334
Immunomedics, Inc.* (a)	14,559	61,293
Infinity Pharmaceuticals, Inc.*	9,523	113,228
Insmed, Inc.*	6,799	129,453
Insys Therapeutics, Inc.*	1,503	62,269
Intercept Pharmaceuticals, Inc.*	1,439	474,568
InterMune, Inc.* (a)	20,008	669,668
Intrexon Corp.* (a)	2,187	57,496
Ironwood Pharmaceuticals, Inc.*	21,216	261,381
Isis Pharmaceuticals, Inc.* (a)	22,911	989,984
KaloBios Pharmaceuticals, Inc.*	1,800	4,878
Karyopharm Therapeutics, Inc.*	1,523	47,045
Keryx Biopharmaceuticals, Inc.* (a)	18,063	307,794
Kindred Biosciences, Inc.*	1,941	39,800
KYTHERA Biopharmaceuticals, Inc.*	2,298	91,368
Lexicon Pharmaceuticals, Inc.* (a)	43,946	76,027
Ligand Pharmaceuticals, Inc.*	3,618	243,347
MacroGenics, Inc.*	1,111	30,919
MannKind Corp.* (a)	29,593	118,964
MEI Pharma, Inc.*	2,486	27,669
Merrimack Pharmaceuticals, Inc.* (a)	19,337	97,458
MiMedx Group, Inc.* (a)	17,733	108,703
Momenta Pharmaceuticals, Inc.*	9,362	109,067
Nanosphere, Inc.*	10,674	22,949
Navidea Biopharmaceuticals, Inc.* (a)	23,767	43,969
Neurocrine Biosciences, Inc.*	16,037	258,196
NewLink Genetics Corp.* (a)	3,462	98,321
Novavax, Inc.* (a)	36,673	166,129
NPS Pharmaceuticals, Inc.*	20,174	603,808
OncoGenex Pharmaceutical, Inc.*	3,086	36,291
OncoMed Pharmaceuticals, Inc.* (a)	878	29,545
Onconova Therapeutics, Inc.*	1,140	7,228
Ophthotech Corp.*	1,723	61,580
Opko Health, Inc.* (a)	38,067	354,784
Orexigen Therapeutics, Inc.* (a)	23,761	154,446
Osiris Therapeutics, Inc.* (a)	3,392	44,537
OvaScience, Inc.*	1,767	15,797
PDL BioPharma, Inc. (a)	33,339	277,047
Peregrine Pharmaceuticals, Inc.* (a)	38,840	73,796
Portola Pharmaceuticals, Inc.*	2,129	55,141
Progenics Pharmaceuticals, Inc.*	15,445	63,170
Prothena Corp. PLC*	2,776	106,349
PTC Therapeutics, Inc.*	2,435	63,651
Puma Biotechnology, Inc.*	4,744	494,040
Raptor Pharmaceutical Corp.* (a)	11,744	117,440
Receptos, Inc.*	1,493	62,616
Regulus Therapeutics, Inc.*	1,770	15,965
Repligen Corp.*	6,138	78,935
Retrophin, Inc.*	4,080	86,782
Rigel Pharmaceuticals, Inc.*	17,434	67,644
Sangamo BioSciences, Inc.* (a)	13,778	249,106
Sarepta Therapeutics, Inc.* (a)	7,715	185,391
SIGA Technologies, Inc.*	7,593	23,538
Spectrum Pharmaceuticals, Inc.* (a)	13,334	104,539
Stemline Therapeutics, Inc.*	1,818	37,014
Sunesis Pharmaceuticals, Inc.*	8,333	55,081
Synageva BioPharma Corp.*	4,269	354,199
Synergy Pharmaceuticals, Inc.* (a)	15,993	84,923
Synta Pharmaceuticals Corp.*	9,725	41,915
Targacept, Inc.*	5,911	28,077
TESARO, Inc.*	3,183	93,835
TetraLogic Pharmaceuticals Corp.*	2,451	18,652
Tetraphase Pharmaceuticals, Inc.*	2,728	29,708
TG Therapeutics, Inc.* (a)	3,352	23,129
Threshold Pharmaceuticals, Inc.* (a)	8,771	41,750
Trevena, Inc.*	2,609	19,581
Ultragenyx Pharmaceutical, Inc.*	1,419	69,375
Vanda Pharmaceuticals, Inc.* (a)	6,497	105,576
Verastem, Inc.*	3,339	36,028
Vical, Inc.*	15,287	19,720
Xencor, Inc.*	3,376	38,824
XOMA Corp.*	15,077	78,551
ZIOPHARM Oncology, Inc.* (a)	15,684	71,833

		16,008,992
Health Care Equipment & Supplies 3.4%
Abaxis, Inc.* (a)	4,360	169,517
ABIOMED, Inc.* (a)	7,868	204,883
Accuray, Inc.* (a)	15,338	147,245
Align Technology, Inc.*	14,923	772,862
Alphatec Holdings, Inc.*	11,428	17,142
Analogic Corp.	2,477	203,386
AngioDynamics, Inc.*	4,765	75,049
Anika Therapeutics, Inc.*	2,411	99,092
Antares Pharma, Inc.* (a)	22,505	78,767
ArthroCare Corp.*	5,560	267,936
AtriCure, Inc.*	5,278	99,279
Atrion Corp.	333	101,945
Biolase, Inc.* (a)	6,390	15,399
Cantel Medical Corp.	6,791	228,993
Cardiovascular Systems, Inc.*	5,397	171,571
Cerus Corp.* (a)	13,851	66,485
CONMED Corp.	5,589	242,842
CryoLife, Inc.	5,214	51,931
Cutera, Inc.*	2,914	32,608
Cyberonics, Inc.*	5,539	361,420
Cynosure, Inc. "A"*	3,760	110,168
Derma Sciences, Inc.*	3,881	49,211
Dexcom, Inc.*	14,149	585,203
Endologix, Inc.*	12,753	164,131
Exactech, Inc.*	1,915	43,202
Genmark Diagnostics, Inc.*	7,105	70,624
Globus Medical, Inc. "A"*	11,027	293,208
Greatbatch, Inc.*	4,868	223,539
Haemonetics Corp.* (a)	10,297	335,579
HeartWare International, Inc.*	3,284	307,974
ICU Medical, Inc.*	2,664	159,520
Inogen, Inc.*	1,335	22,348
Insulet Corp.* (a)	10,680	506,446
Integra LifeSciences Holdings*	4,682	215,325
Invacare Corp.	7,037	134,196
LDR Holding Corp.*	1,116	38,312
Masimo Corp.*	9,857	269,195
Medical Action Industries, Inc.*	2,888	20,129
Meridian Bioscience, Inc. (a)	8,508	185,389
Merit Medical Systems, Inc.*	9,370	133,991
Natus Medical, Inc.*	6,231	160,760
Neogen Corp.*	7,250	325,887
NuVasive, Inc.*	8,932	343,078
NxStage Medical, Inc.*	11,877	151,313
OraSure Technologies, Inc.*	11,903	94,867
Orthofix International NV*	3,848	116,017
Oxford Immunotec Global PLC*	1,204	24,164
PhotoMedex, Inc.* (a)	2,495	39,496
Quidel Corp.* (a)	5,588	152,552
Rockwell Medical, Inc.* (a)	7,790	98,621
RTI Surgical, Inc.*	11,253	45,912
Spectranetics Corp.*	8,189	248,209
STAAR Surgical Co.*	7,320	137,616
STERIS Corp.	12,036	574,719
SurModics, Inc.*	2,670	60,342
Symmetry Medical, Inc.*	7,449	74,937
Tandem Diabetes Care, Inc.*	1,798	39,718
TearLab Corp.*	5,698	38,518
Thoratec Corp.*	11,544	413,391
Tornier NV*	5,159	109,474
Unilife Corp.* (a)	22,289	90,716
Utah Medical Products, Inc.	613	35,450
Vascular Solutions, Inc.*	3,329	87,187
Veracyte, Inc.*	974	16,685
Volcano Corp.* (a)	10,727	211,429
West Pharmaceutical Services, Inc.	14,226	626,655
Wright Medical Group, Inc.*	8,191	254,494
Zeltiq Aesthetics, Inc.*	3,401	66,694

		11,914,943
Health Care Providers & Services 2.5%
Acadia Healthcare Co., Inc.* (a)	7,118	321,164
Addus HomeCare Corp.*	1,093	25,194
Air Methods Corp.* (a)	7,790	416,220
Alliance HealthCare Services, Inc.*	990	33,195
Almost Family, Inc.*	1,622	37,468
Amedisys, Inc.* (a)	6,576	97,917
AMN Healthcare Services, Inc.*	9,020	123,935
AmSurg Corp.*	6,484	305,267
Bio-Reference Laboratories, Inc.* (a)	4,863	134,608
BioScrip, Inc.* (a)	11,617	81,087
Capital Senior Living Corp.*	5,662	147,155
Centene Corp.*	11,097	690,788
Chemed Corp. (a)	3,565	318,889
Chindex International, Inc.*	2,458	46,899
CorVel Corp.*	2,286	113,751
Cross Country Healthcare, Inc.*	5,564	44,901
Emeritus Corp.*	8,236	258,940
ExamWorks Group, Inc.*	6,657	233,062
Five Star Quality Care, Inc.*	8,714	42,350
Gentiva Health Services, Inc.*	6,267	57,155
Hanger, Inc.*	7,023	236,535
HealthSouth Corp. (a)	17,789	639,159
Healthways, Inc.*	6,686	114,598
IPC The Hospitalist Co., Inc.*	3,613	177,326
Kindred Healthcare, Inc.	11,009	257,831
Landauer, Inc.	1,864	84,495
LHC Group, Inc.*	2,392	52,767
Magellan Health Services, Inc.*	5,473	324,823
Molina Healthcare, Inc.*	5,763	216,458
MWI Veterinary Supply, Inc.*	2,577	401,033
National Healthcare Corp.	2,268	126,486
National Research Corp. "A"*	1,954	32,417
Owens & Minor, Inc. (a)	13,041	456,826
PharMerica Corp.*	6,178	172,860
Providence Service Corp.*	2,113	59,756
Select Medical Holdings Corp.	9,674	120,441
Skilled Healthcare Group, Inc. "A"*	3,587	18,903
Surgical Care Affiliates, Inc.*	2,199	67,619
Team Health Holdings, Inc.*	14,020	627,395
The Ensign Group, Inc.	4,016	175,258
Triple-S Management Corp. "B"*	4,714	76,084
U.S. Physical Therapy, Inc.	2,363	81,689
Universal American Corp.	7,698	54,425
USMD Holdings, Inc.*	215	2,741
WellCare Health Plans, Inc.*	8,902	565,455

		8,673,325
Health Care Technology 0.9%
athenahealth, Inc.*	7,471	1,197,153
Computer Programs & Systems, Inc.	2,164	139,794
HealthStream, Inc.*	3,940	105,198
HMS Holdings Corp.*	17,683	336,861
MedAssets, Inc.*	12,251	302,722
Medidata Solutions, Inc.*	10,675	580,080
Merge Healthcare, Inc.*	13,434	32,779
Omnicell, Inc.*	7,684	219,916
Quality Systems, Inc.	7,842	132,373
Vocera Communications, Inc.*	4,197	68,537

		3,115,413
Life Sciences Tools & Services 0.4%
Accelerate Diagnostics, Inc.* (a)	2,195	47,873
Affymetrix, Inc.* (a)	13,708	97,738
Albany Molecular Research, Inc.*	4,630	86,072
Cambrex Corp.*	6,231	117,579
Fluidigm Corp.*	5,150	226,960
Furiex Pharmaceuticals, Inc.*	1,319	114,753
Harvard Bioscience, Inc.*	4,845	22,965
Luminex Corp.*	7,687	139,212
NeoGenomics, Inc.*	6,525	22,642
Pacific Biosciences of California, Inc.*	9,359	50,071
PAREXEL International Corp.*	11,321	612,353
Sequenom, Inc.* (a)	22,778	55,806

		1,594,024
Pharmaceuticals 1.4%
AcelRx Pharmaceuticals, Inc.* (a)	4,620	55,486
Aerie Pharmaceuticals, Inc.*	1,503	31,849
Akorn, Inc.*	11,791	259,402
Alimera Sciences, Inc.* (a)	3,361	26,518
Ampio Pharmaceuticals, Inc.* (a)	8,838	56,121
Aratana Therapeutics, Inc.*	1,289	23,924
Auxilium Pharmaceuticals, Inc.* (a)	10,024	272,452
AVANIR Pharmaceuticals, Inc. "A"*	28,299	103,857
BioDelivery Sciences International, Inc.* (a)	8,300	70,052
Cempra, Inc.*	3,848	44,444
Corcept Therapeutics, Inc.*	9,525	41,529
DepoMed, Inc.*	11,723	169,984
Egalet Corp.*	1,153	16,090
Endocyte, Inc.* (a)	6,029	143,550
Hi-Tech Pharmacal Co., Inc.*	2,126	92,120
Horizon Pharma, Inc.* (a)	11,447	173,079
Impax Laboratories, Inc.*	13,890	366,974
Lannett Co., Inc.*	3,652	130,449
Medicines Co.*	12,708	361,161
Nektar Therapeutics*	25,280	306,394
Omeros Corp.* (a)	7,346	88,666
Omthera Pharmaceutical, Inc.	1,167	0
Pacira Pharmaceuticals, Inc.*	5,550	388,444
Pernix Therapeutics Holdings, Inc.*	3,431	18,356
POZEN, Inc.	5,530	44,240
Prestige Brands Holdings, Inc.*	10,352	282,092
Questcor Pharmaceuticals, Inc. (a)	10,399	675,207
Relypsa, Inc.*	1,184	35,295
Repros Therapeutics, Inc.*	4,558	80,859
Revance Therapeutics, Inc.*	1,559	48,719
Sagent Pharmaceuticals, Inc.*	3,667	85,698
Sciclone Pharmaceuticals, Inc.*	10,496	47,757
Sucampo Pharmaceuticals, Inc. "A"*	2,387	17,067
Supernus Pharmaceuticals, Inc.*	4,848	43,341
TherapeuticsMD, Inc.* (a)	16,841	106,267
VIVUS, Inc.* (a)	20,865	123,938
XenoPort, Inc.*	11,393	58,902
Zogenix, Inc.*	19,202	54,630

		4,944,913
Industrials 14.2%
Aerospace & Defense 1.7%
AAR Corp.	8,091	209,961
Aerovironment, Inc.*	3,900	156,975
American Science & Engineering, Inc.	1,617	108,614
API Technologies Corp.*	5,593	16,387
Astronics Corp.*	3,090	195,937
Cubic Corp.	4,029	205,761
Curtiss-Wright Corp.	9,363	594,925
DigitalGlobe, Inc.*	14,889	431,930
Ducommun, Inc.*	2,110	52,876
Engility Holdings, Inc.*	3,415	153,846
Erickson Air-Crane, Inc.*	748	14,444
Esterline Technologies Corp.*	6,430	685,052
GenCorp, Inc.* (a)	12,362	225,854
HEICO Corp. (a)	13,668	822,267
Innovative Solutions & Support, Inc.*	2,493	18,772
Kratos Defense & Security Solutions, Inc.*	8,744	65,930
LMI Aerospace, Inc.*	2,178	30,710
Moog, Inc. "A"*	9,401	615,859
National Presto Industries, Inc.	917	71,563
Orbital Sciences Corp.*	12,089	337,283
Sparton Corp.*	2,028	59,380
Taser International, Inc.*	10,047	183,760
Teledyne Technologies, Inc.*	7,613	740,973
The Keyw Holding Corp.* (a)	6,335	118,528

		6,117,587
Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	9,996	78,468
Atlas Air Worldwide Holdings, Inc.*	5,310	187,284
Echo Global Logistics, Inc.*	3,540	64,853
Forward Air Corp.	6,098	281,179
Hub Group, Inc. "A"*	7,471	298,765
Pacer International, Inc.*	6,800	60,928
Park-Ohio Holdings Corp.*	1,933	108,538
UTi Worldwide, Inc.	18,369	194,528
XPO Logistics, Inc.* (a)	9,585	281,895

		1,556,438
Airlines 0.5%
Allegiant Travel Co.	3,079	344,633
Hawaiian Holdings, Inc.* (a)	10,850	151,466
JetBlue Airways Corp.* (a)	46,657	405,449
Republic Airways Holdings, Inc.*	9,527	87,077
SkyWest, Inc.	10,912	139,237
Spirit Airlines, Inc.*	12,073	717,136

		1,844,998
Building Products 0.8%
AAON, Inc.	5,574	155,347
American Woodmark Corp.*	2,382	80,178
Apogee Enterprises, Inc.	5,907	196,290
Builders FirstSource, Inc.*	8,626	78,583
Continental Building Products, Inc.*	3,074	58,006
Gibraltar Industries, Inc.*	6,465	121,995
Griffon Corp.	8,858	105,764
Insteel Industries, Inc.	3,512	69,081
NCI Building Systems, Inc.*	4,113	71,813
Norcraft Companies, Inc.*	1,447	24,498
Nortek, Inc.*	1,785	146,745
Patrick Industries, Inc.*	1,324	58,693
PGT, Inc.*	6,604	76,012
Ply Gem Holdings, Inc.*	3,138	39,633
Quanex Building Products Corp.	7,749	160,249
Simpson Manufacturing Co., Inc.	8,208	289,989
Trex Co., Inc.*	3,501	256,133
Universal Forest Products, Inc.	3,936	217,818
USG Corp.* (a)	15,346	502,121

		2,708,948
Commercial Services & Supplies 2.0%
ABM Industries, Inc.	11,025	316,858
Acco Brands Corp.*	22,453	138,310
Acorn Energy, Inc.	4,724	16,014
ARC Document Solutions, Inc.*	7,208	53,628
Casella Waste Systems, Inc. "A"*	7,903	40,384
CECO Environmental Corp.	3,523	58,447
Cenveo, Inc.* (a)	10,795	32,817
CompX International, Inc.	367	3,754
Courier Corp.	2,119	32,633
Deluxe Corp.	10,510	551,460
EnerNOC, Inc.*	5,160	114,965
Ennis, Inc.	5,114	84,739
G & K Services, Inc. "A"	3,988	243,946
Gerber Scientific, Inc.	6,939	0
Healthcare Services Group, Inc. (a)	14,252	414,163
Heritage-Crystal Clean, Inc.*	1,672	30,313
Herman Miller, Inc.	11,837	380,323
HNI Corp.	9,204	336,498
Innerworkings, Inc.*	8,819	67,554
Interface, Inc.	11,984	246,271
Intersections, Inc.	1,913	11,287
Kimball International, Inc. "B"	7,141	129,323
Knoll, Inc.	10,414	189,431
McGrath RentCorp.	5,201	181,827
Mobile Mini, Inc.	7,741	335,650
MSA Safety, Inc.	5,691	324,387
Multi-Color Corp.	2,432	85,120
NL Industries, Inc.	1,487	16,119
Performant Financial Corp.*	4,445	40,227
Quad Graphics, Inc.	4,971	116,570
Schawk, Inc.	2,502	50,015
SP Plus Corp.*	2,996	78,705
Steelcase, Inc. "A"	17,145	284,778
Swisher Hygiene, Inc.* (a)	22,340	10,055
Team, Inc.*	4,265	182,798
Tetra Tech, Inc.* (a)	13,516	399,938
The Brink's Co.	9,687	276,564
TRC Companies, Inc.*	3,118	20,735
U.S. Ecology, Inc.	4,624	171,643
UniFirst Corp.	2,963	325,752
United Stationers, Inc.	8,201	336,815
Viad Corp.	3,971	95,463
West Corp.	4,235	101,344

		6,927,623
Construction & Engineering 0.9%
Aegion Corp.*	7,994	202,328
Ameresco, Inc. "A"*	4,004	30,270
Argan, Inc.	2,776	82,530
Comfort Systems U.S.A., Inc.	7,323	111,603
Dycom Industries, Inc.*	6,783	214,411
EMCOR Group, Inc.	13,677	639,947
Furmanite Corp.*	7,969	78,256
Granite Construction, Inc.	7,851	313,490
Great Lakes Dredge & Dock Co.*	11,549	105,442
Layne Christensen Co.*	3,824	69,559
MasTec, Inc.* (a)	11,946	518,934
MYR Group, Inc.*	4,077	103,230
Northwest Pipe Co.*	1,811	65,486
Orion Marine Group, Inc.*	5,155	64,798
Pike Corp.*	5,160	55,522
Primoris Services Corp.	7,149	214,327
Sterling Construction Co., Inc.*	3,044	26,391
Tutor Perini Corp.*	7,695	220,616

		3,117,140
Electrical Equipment 1.5%
Acuity Brands, Inc.	8,701	1,153,492
American Superconductor Corp.* (a)	10,583	17,039
AZZ, Inc.	5,194	232,068
Brady Corp. "A"	9,382	254,721
Capstone Turbine Corp.* (a)	60,560	128,993
Encore Wire Corp.	4,204	203,936
EnerSys	9,914	686,941
Enphase Energy, Inc.* (a)	3,166	23,302
Franklin Electric Co., Inc.	9,551	406,108
FuelCell Energy, Inc.* (a)	42,847	106,260
Generac Holdings, Inc. (a)	10,577	623,726
General Cable Corp. (a)	10,044	257,227
Global Power Equipment Group, Inc.	3,263	64,901
GrafTech International Ltd.* (a)	23,702	258,826
LSI Industries, Inc.	4,009	32,834
Polypore International, Inc.* (a)	9,457	323,524
Powell Industries, Inc.	1,828	118,454
Power Solutions International, Inc.*	397	29,842
PowerSecure International, Inc.*	4,222	98,964
Preformed Line Products Co.	538	36,880
Revolution Lighting Technologies, Inc.* (a)	5,894	18,566
Thermon Group Holdings, Inc.* (a)	5,612	130,086
Vicor Corp.*	3,660	37,332

		5,244,022
Industrial Conglomerates 0.1%
Raven Industries, Inc. (a)	7,372	241,433
Machinery 3.2%
Accuride Corp.*	7,953	35,232
Actuant Corp. "A" (a)	14,643	500,058
Alamo Group, Inc.	1,352	73,454
Albany International Corp. "A"	5,760	204,710
Altra Industrial Motion Corp.	5,508	196,636
American Railcar Industries, Inc. (a)	1,823	127,665
Ampco-Pittsburgh Corp.	1,668	31,475
Astec Industries, Inc.	4,220	185,300
Barnes Group, Inc.	10,806	415,707
Blount International, Inc.*	9,628	114,573
Briggs & Stratton Corp. (a)	9,784	217,694
Chart Industries, Inc.*	6,074	483,187
CIRCOR International, Inc.	3,676	269,561
CLARCOR, Inc.	10,208	585,429
Columbus McKinnon Corp.*	3,774	101,105
Commercial Vehicle Group, Inc.*	4,850	44,232
Douglas Dynamics, Inc.	4,227	73,634
Dynamic Materials Corp.	2,615	49,790
Energy Recovery, Inc.* (a)	8,921	47,460
EnPro Industries, Inc.*	4,178	303,615
ESCO Technologies, Inc.	5,396	189,885
Federal Signal Corp.*	12,978	193,372
FreightCar America, Inc.	2,289	53,196
Global Brass & Copper Holdings, Inc.	1,590	25,074
Gorman-Rupp Co.	3,722	118,322
Graham Corp.	1,988	63,318
Greenbrier Companies, Inc.*	5,121	233,518
Hardinge, Inc.	2,192	31,565
Hurco Companies, Inc.	1,321	35,244
Hyster-Yale Materials Handling, Inc.	2,151	209,722
John Bean Technologies Corp.	5,747	177,582
Kadant, Inc.	2,227	81,219
L.B. Foster Co. "A"	2,020	94,637
Lindsay Corp. (a)	2,600	229,268
Lydall, Inc.*	3,455	79,016
Manitex International, Inc.*	2,802	45,673
Meritor, Inc.*	19,610	240,222
Middleby Corp.*	3,819	1,009,018
Miller Industries, Inc.	2,280	44,528
Mueller Industries, Inc.	11,340	340,087
Mueller Water Products, Inc. "A"	31,942	303,449
NN, Inc.	3,286	64,734
Omega Flex, Inc.	649	13,915
PMFG, Inc.*	3,772	22,519
Proto Labs, Inc.*	3,443	232,988
RBC Bearings, Inc.*	4,654	296,460
Rexnord Corp.*	6,454	187,037
Standex International Corp.	2,624	140,594
Sun Hydraulics Corp.	4,428	191,777
Tecumseh Products Co. "A"*	3,678	25,378
Tennant Co.	3,734	245,025
The ExOne Co.* (a)	1,254	44,931
Titan International, Inc. (a)	10,922	207,409
TriMas Corp.*	9,114	302,585
Twin Disc, Inc.	1,581	41,644
Wabash National Corp.*	14,574	200,538
Watts Water Technologies, Inc. "A"	5,761	338,113
Woodward, Inc.	14,111	586,030
Xerium Technologies, Inc.*	2,169	34,812

		11,034,921
Marine 0.2%
International Shipholding Corp.	1,157	34,062
Matson, Inc.	8,293	204,754
Scorpio Bulkers, Inc.*	27,378	278,160
Ultrapetrol Bahamas Ltd.*	4,216	13,070

		530,046
Professional Services 1.3%
Acacia Research Corp. (a)	9,783	149,484
Barrett Business Services, Inc.	1,370	81,611
CBIZ, Inc.*	6,931	63,488
CDI Corp.	2,751	47,180
Corporate Executive Board Co.	7,011	520,427
CRA International, Inc.*	2,038	44,775
Exponent, Inc.	2,714	203,713
Franklin Covey Co.*	1,769	34,973
FTI Consulting, Inc.*	8,143	271,488
GP Strategies Corp.*	2,836	77,224
Heidrick & Struggles International, Inc.	3,432	68,880
Huron Consulting Group, Inc.*	4,664	295,604
ICF International, Inc.*	3,917	155,936
Insperity, Inc.	4,460	138,171
Kelly Services, Inc. "A"	5,284	125,389
Kforce, Inc.	5,372	114,531
Korn/Ferry International*	9,954	296,331
Mistras Group, Inc.*	3,217	73,251
Navigant Consulting, Inc.*	9,994	186,488
Odyssey Marine Exploration, Inc.* (a)	16,006	36,654
On Assignment, Inc.*	9,271	357,768
Pendrell Corp.*	32,569	59,601
Resources Connection, Inc.	8,071	113,720
RPX Corp.*	6,442	104,876
The Advisory Board Co.* (a)	7,119	457,396
TrueBlue, Inc.*	8,259	241,658
VSE Corp.	790	41,633
WageWorks, Inc.*	5,050	283,355

		4,645,605
Road & Rail 0.6%
Arkansas Best Corp.	5,273	194,837
Celadon Group, Inc.	3,901	93,780
Heartland Express, Inc.	9,395	213,173
Knight Transportation, Inc.	12,284	284,129
Marten Transport Ltd.	4,961	106,761
Patriot Transportation Holding, Inc.*	1,282	46,216
Quality Distribution, Inc.*	4,104	53,311
Roadrunner Transportation Systems, Inc.*	3,690	93,136
Saia, Inc.*	5,168	197,469
Swift Transportation Co.* (a)	16,871	417,557
Universal Truckload Services, Inc.	996	28,784
Werner Enterprises, Inc. (a)	9,288	236,937
YRC Worldwide, Inc.* (a)	6,389	143,753

		2,109,843
Trading Companies & Distributors 0.9%
Aceto Corp.	5,416	108,808
Aircastle Ltd.	13,879	268,975
Applied Industrial Technologies, Inc.	8,605	415,105
Beacon Roofing Supply, Inc.*	9,798	378,791
BlueLinx Holdings, Inc.*	7,130	9,269
CAI International, Inc.*	3,405	84,001
DXP Enterprises, Inc.*	1,939	184,069
H&E Equipment Services, Inc.*	6,195	250,588
Houston Wire & Cable Co.	3,672	48,213
Kaman Corp.	5,551	225,815
Rush Enterprises, Inc. "A"*	7,135	231,745
Stock Building Supply Holdings, Inc.*	1,525	30,988
TAL International Group, Inc.	6,867	294,388
Textainer Group Holdings Ltd. (a)	4,377	167,508
Titan Machinery, Inc.* (a)	3,801	59,562
Watsco, Inc.	5,142	513,737

		3,271,562
Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	8,417	185,258
Information Technology 17.3%
Communications Equipment 1.7%
ADTRAN, Inc.	11,975	292,310
Alliance Fiber Optic Products, Inc. (a)	2,288	33,107
Applied Optoelectronics, Inc.*	804	19,835
Arris Group, Inc.*	23,948	674,855
Aruba Networks, Inc.* (a)	22,081	414,019
Aviat Networks, Inc.*	12,901	20,513
Bel Fuse, Inc. "B"	1,836	40,208
Black Box Corp.	3,479	84,679
CalAmp Corp.*	7,158	199,493
Calix, Inc.*	7,725	65,122
Ciena Corp.* (a)	20,319	462,054
Comtech Telecommunications Corp.	3,330	106,094
Digi International, Inc.*	5,104	51,806
Emulex Corp.*	15,721	116,178
Extreme Networks, Inc.*	18,137	105,195
Finisar Corp.* (a)	18,719	496,241
Harmonic, Inc.*	20,119	143,650
Infinera Corp.* (a)	25,490	231,449
InterDigital, Inc. (a)	8,376	277,329
Ixia*	11,615	145,187
KVH Industries, Inc.*	2,910	38,296
NETGEAR, Inc.* (a)	7,341	247,612
NumereX Corp. "A"*	2,771	30,287
Oplink Communications, Inc.*	3,840	68,966
ParkerVision, Inc.* (a)	17,729	85,099
PC-Tel, Inc.	3,371	29,429
Plantronics, Inc.	8,733	388,182
Procera Networks, Inc.*	4,029	41,861
Ruckus Wireless, Inc.*	9,031	109,817
ShoreTel, Inc.*	11,685	100,491
Sonus Networks, Inc.*	37,656	126,901
TESSCO Technologies, Inc.	1,023	38,219
Ubiquiti Networks, Inc.* (a)	2,430	110,492
ViaSat, Inc.*	8,136	561,709
Westell Technologies, Inc. "A"*	9,080	33,505

		5,990,190
Computers & Peripherals 0.4%
Cray, Inc.*	7,952	296,769
Electronics for Imaging, Inc.*	9,342	404,602
Fusion-io, Inc.* (a)	15,951	167,805
Hutchinson Technology, Inc.*	4,651	13,162
Imation Corp.*	6,407	36,968
Immersion Corp.*	5,369	56,643
QLogic Corp.*	18,140	231,285
Quantum Corp.*	42,116	51,382
Silicon Graphics International Corp.* (a)	6,646	81,613
Super Micro Computer, Inc.*	6,547	113,721
Violin Memory, Inc.* (a)	3,639	14,556

		1,468,506
Electronic Equipment, Instruments & Components 2.7%
Aeroflex Holding Corp.*	4,188	34,802
Agilysys, Inc.*	2,773	37,158
Anixter International, Inc.	5,586	567,091
Audience, Inc.*	1,911	23,887
Badger Meter, Inc.	2,843	156,649
Belden, Inc.	9,165	637,884
Benchmark Electronics, Inc.*	11,031	249,852
Checkpoint Systems, Inc.*	8,143	109,279
Cognex Corp.*	17,892	605,823
Coherent, Inc.*	4,925	321,849
Control4 Corp.*	864	18,325
CTS Corp.	6,667	139,207
Daktronics, Inc.	7,713	110,990
DTS, Inc.*	3,554	70,227
Electro Rent Corp.	3,728	65,576
Electro Scientific Industries, Inc.	4,754	46,827
Fabrinet*	5,635	117,039
FARO Technologies, Inc.*	3,509	185,977
FEI Co.	8,542	879,997
GSI Group, Inc.*	5,874	76,714
II-VI, Inc.*	10,481	161,722
Insight Enterprises, Inc.*	8,848	222,173
InvenSense, Inc.* (a)	11,476	271,637
Itron, Inc.* (a)	8,023	285,137
KEMET Corp.*	8,423	48,938
Littelfuse, Inc.	4,610	431,680
Maxwell Technologies, Inc.*	5,928	76,590
Measurement Specialties, Inc.*	3,270	221,869
Mercury Systems, Inc.*	6,388	84,385
Mesa Laboratories, Inc.	490	44,222
Methode Electronics, Inc.	7,305	223,971
MTS Systems Corp. (a)	3,208	219,716
Multi-Fineline Electronix, Inc.*	1,576	20,173
Neonode, Inc.* (a)	5,636	32,069
Newport Corp.*	7,731	159,877
OSI Systems, Inc.*	4,035	241,535
Park Electrochemical Corp.	4,107	122,676
PC Connection, Inc.	1,749	35,540
Plexus Corp.*	6,909	276,844
RadiSys Corp.*	4,981	17,882
RealD, Inc.* (a)	7,996	89,315
Richardson Electronics Ltd.	2,102	22,618
Rofin-Sinar Technologies, Inc.*	5,602	134,224
Rogers Corp.*	3,887	242,627
Sanmina Corp.*	16,695	291,328
ScanSource, Inc.*	5,656	230,595
Speed Commerce, Inc.*	9,156	33,328
SYNNEX Corp.*	5,337	323,476
TTM Technologies, Inc.*	10,487	88,615
Uni-pixel, Inc.* (a)	2,010	15,397
Universal Display Corp.* (a)	8,144	259,875
Viasystems Group, Inc.*	653	8,176
Vishay Precision Group, Inc.*	2,302	40,009
Zygo Corp.*	3,334	50,643

		9,484,015
Internet Software & Services 2.8%
Angie's List, Inc.* (a)	8,406	102,385
Bankrate, Inc.*	9,059	153,459
Bazaarvoice, Inc.*	11,574	84,490
Benefitfocus, Inc.* (a)	992	46,594
Blucora, Inc.*	8,008	157,677
Brightcove, Inc.*	5,590	54,950
Carbonite, Inc.*	2,457	25,037
Care.com, Inc.*	1,737	28,084
ChannelAdvisor Corp.*	1,180	44,533
Chegg, Inc.*	2,926	20,482
comScore, Inc.*	7,229	237,039
Constant Contact, Inc.*	6,060	148,228
Conversant, Inc.* (a)	13,449	378,589
Cornerstone OnDemand, Inc.*	8,117	388,561
CoStar Group, Inc.*	5,841	1,090,748
Cvent, Inc.*	1,250	45,187
Dealertrack Technologies, Inc.*	8,740	429,921
Demand Media, Inc.*	7,184	34,842
Demandware, Inc.*	3,743	239,777
Dice Holdings, Inc.*	7,341	54,764
Digital River, Inc.*	7,068	123,195
E2open, Inc.*	3,389	79,879
EarthLink Holdings Corp. (a)	20,485	73,951
eGain Corp.*	2,595	18,321
Endurance International Group Holdings, Inc.* (a)	4,255	55,357
Envestnet, Inc.*	5,085	204,315
Global Eagle Entertainment, Inc.*	5,495	86,711
Gogo, Inc.* (a)	2,144	44,038
Internap Network Services Corp.*	11,407	80,762
Intralinks Holdings, Inc.*	8,280	84,704
j2 Global, Inc. (a)	9,230	461,961
Limelight Networks, Inc.*	10,548	22,995
Liquidity Services, Inc.* (a)	4,860	126,603
LivePerson, Inc.*	11,506	138,877
LogMeIn, Inc.*	4,923	220,993
Marchex, Inc. "B"	4,505	47,347
Marin Software, Inc.*	1,818	19,216
Marketo, Inc.*	1,385	45,248
Millennial Media, Inc.* (a)	7,014	48,537
Monster Worldwide, Inc.*	20,498	153,325
Move, Inc.*	7,926	91,625
Net Element International*	450	1,561
NIC, Inc.	13,186	254,622
OpenTable, Inc.* (a)	4,590	353,109
Perficient, Inc.*	6,598	119,556
QuinStreet, Inc.*	5,980	39,707
RealNetworks, Inc.*	4,458	33,792
Reis, Inc.*	1,657	29,909
Rocket Fuel, Inc.* (a)	962	41,251
SciQuest, Inc.*	4,521	122,135
Shutterstock, Inc.*	1,475	107,100
Spark Networks, Inc.*	3,483	18,216
SPS Commerce, Inc.*	3,285	201,863
Stamps.com, Inc.*	3,089	103,667
Support.com, Inc.*	10,086	25,719
TechTarget, Inc.*	2,200	15,862
Textura Corp.* (a)	1,029	25,941
Travelzoo, Inc.*	1,549	35,472
Tremor Video, Inc.*	1,420	5,850
Trulia, Inc.* (a)	5,673	188,344
United Online, Inc.	2,611	30,183
Unwired Planet, Inc.* (a)	20,021	43,446
VistaPrint NV*	6,581	323,917
Vocus, Inc.*	3,743	49,894
Web.com Group, Inc.* (a)	8,460	287,894
WebMD Health Corp.*	5,761	238,505
Wix.com Ltd.*	1,624	37,303
XO Group, Inc.*	5,319	53,935
Xoom Corp.*	1,655	32,306
Yelp, Inc.*	6,515	501,199
YuMe, Inc.*	996	7,281
Zillow, Inc. "A"* (a)	4,687	412,925
Zix Corp.*	11,797	48,840

		9,784,611
IT Services 2.1%
Acxiom Corp.*	14,803	509,149
Blackhawk Network Holdings, Inc.* (a)	2,282	55,658
CACI International, Inc. "A"*	4,653	343,391
Cardtronics, Inc.*	9,030	350,816
Cass Information Systems, Inc.	2,183	112,555
CIBER, Inc.*	14,666	67,170
Computer Task Group, Inc. (a)	3,145	53,434
Convergys Corp.	21,923	480,333
CSG Systems International, Inc.	7,441	193,764
Datalink Corp.*	3,701	51,555
EPAM Systems, Inc.*	4,431	145,780
Euronet Worldwide, Inc.*	10,014	416,482
EVERTEC, Inc.	5,868	144,940
Exlservice Holdings, Inc.*	6,684	206,602
Forrester Research, Inc.	2,499	89,589
Global Cash Access Holdings, Inc.*	12,956	88,878
Heartland Payment Systems, Inc. (a)	7,361	305,113
Higher One Holdings Inc.*	6,225	45,007
iGATE Corp.*	7,362	232,197
Lionbridge Technologies, Inc.*	11,505	77,199
Luxoft Holding, Inc.*	901	31,598
ManTech International Corp. "A"	4,686	137,815
MAXIMUS, Inc.	14,000	628,040
ModusLink Global Solutions, Inc.*	7,578	32,055
MoneyGram International, Inc.*	4,106	72,471
Planet Payment, Inc.*	8,412	23,049
PRGX Global, Inc.*	5,691	39,439
Sapient Corp.*	22,202	378,766
ServiceSource International, Inc.*	12,147	102,521
Sykes Enterprises, Inc.*	8,124	161,424
Syntel, Inc.*	3,123	280,758
TeleTech Holdings, Inc.*	3,957	96,986
The Hackett Group, Inc.	5,345	31,963
Unisys Corp.* (a)	10,649	324,369
Virtusa Corp.*	4,593	153,911
WEX, Inc.*	7,946	755,267

		7,220,044
Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc.*	7,930	194,285
Alpha & Omega Semiconductor Ltd.*	3,166	23,302
Ambarella, Inc.* (a)	3,682	98,346
Amkor Technology, Inc.* (a)	13,796	94,641
ANADIGICS, Inc.*	16,413	27,902
Applied Micro Circuits Corp.*	14,366	142,223
ATMI, Inc.*	6,317	214,841
Axcelis Technologies, Inc.*	20,589	44,266
Brooks Automation, Inc.	13,127	143,478
Cabot Microelectronics Corp.*	5,165	227,260
Cavium, Inc.*	10,338	452,081
CEVA, Inc.*	4,407	77,387
Cirrus Logic, Inc.* (a)	12,898	256,283
Cohu, Inc.	5,017	53,883
Cypress Semiconductor Corp. (a)	29,726	305,286
Diodes, Inc.*	7,324	191,303
DSP Group, Inc.*	3,673	31,735
Entegris, Inc.*	28,044	339,613
Entropic Communications, Inc.*	19,459	79,587
Exar Corp.*	7,632	91,202
FormFactor, Inc.*	10,732	68,578
GSI Technology, Inc.*	3,712	25,650
GT Advanced Technologies, Inc.* (a)	27,032	460,896
Hittite Microwave Corp.	6,349	400,241
Inphi Corp.*	6,139	98,777
Integrated Device Technology, Inc.*	26,540	324,584
Integrated Silicon Solution, Inc.*	6,944	107,979
Intermolecular, Inc.*	3,707	10,380
International Rectifier Corp.*	13,968	382,723
Intersil Corp. "A"	25,683	331,824
IXYS Corp.	4,929	55,944
Kopin Corp.*	13,539	51,177
Lattice Semiconductor Corp.*	22,973	180,108
LTX-Credence Corp.*	10,978	97,814
MA-COM Technology Solutions Holdings, Inc.*	2,080	42,744
MaxLinear, Inc. "A"*	4,830	45,788
Micrel, Inc.	9,198	101,914
Microsemi Corp.*	18,652	466,860
MKS Instruments, Inc.	10,691	319,554
Monolithic Power Systems, Inc.*	8,047	311,982
MoSys, Inc.*	9,319	42,308
Nanometrics, Inc.*	4,501	80,883
NeoPhotonics Corp.*	4,260	33,782
NVE Corp.*	983	56,070
OmniVision Technologies, Inc.*	11,119	196,806
PDF Solutions, Inc.*	5,313	96,537
Peregrine Semiconductor Corp.* (a)	5,252	31,775
Pericom Semiconductor Corp.*	4,300	33,669
Photronics, Inc.*	13,038	111,214
PLX Technology, Inc.*	8,705	52,665
PMC-Sierra, Inc.*	41,161	313,235
Power Integrations, Inc.	5,791	380,932
Rambus, Inc.*	22,855	245,691
RF Micro Devices, Inc.*	56,766	447,316
Rubicon Technology, Inc.* (a)	4,332	48,908
Rudolph Technologies, Inc.*	6,572	74,987
Semtech Corp.*	13,594	344,472
Sigma Designs, Inc.*	6,431	30,612
Silicon Image, Inc.*	15,312	105,653
Spansion, Inc. "A"*	9,389	163,556
SunEdison, Inc.*	54,236	1,021,806
SunPower Corp.* (a)	8,314	268,210
Supertex, Inc.*	1,869	61,640
Synaptics, Inc.* (a)	6,510	390,730
Tessera Technologies, Inc.	10,706	252,983
TriQuint Semiconductor, Inc.*	32,940	441,067
Ultra Clean Holdings*	4,711	61,950
Ultratech, Inc.* (a)	5,741	167,580
Veeco Instruments, Inc.*	7,871	330,031

		12,861,489
Software 3.9%
Accelrys, Inc.*	11,460	142,792
ACI Worldwide, Inc.*	8,248	488,199
Actuate Corp.*	9,194	55,348
Advent Software, Inc.	6,673	195,919
American Software, Inc. "A"	4,570	46,477
Aspen Technology, Inc.*	19,223	814,286
AVG Technologies NV*	4,763	99,833
Barracuda Networks, Inc.* (a)	811	27,525
Blackbaud, Inc.	9,248	289,462
Bottomline Technologies de, Inc.*	7,655	269,073
BroadSoft, Inc.*	5,510	147,282
Callidus Software*	7,900	98,908
CommVault Systems, Inc.*	9,314	604,944
Comverse, Inc.*	4,996	172,762
Covisint Corp.*	1,420	10,409
Cyan, Inc.*	1,569	6,700
Digimarc Corp.	1,234	38,748
Ebix, Inc. (a)	6,589	112,474
Ellie Mae, Inc.*	5,823	167,935
EPIQ Systems, Inc.	6,092	83,034
ePlus, Inc.*	770	42,935
Fair Isaac Corp.	7,474	413,462
FleetMatics Group PLC* (a)	3,399	113,697
Gigamon, Inc.*	1,519	46,162
Glu Mobile, Inc.* (a)	13,116	62,170
Guidance Software, Inc.*	3,374	37,316
Guidewire Software, Inc.*	9,820	481,671
Imperva, Inc.*	4,073	226,866
Infoblox, Inc.*	11,132	223,308
Interactive Intelligence Group*	3,165	229,463
Jive Software, Inc.*	7,876	63,087
Manhattan Associates, Inc.*	15,581	545,802
Mavenir Systems, Inc.*	1,098	19,654
Mentor Graphics Corp.	19,172	422,168
MicroStrategy, Inc. "A"*	1,841	212,433
Mitek Systems, Inc.* (a)	4,453	17,233
Model N, Inc.*	1,613	16,307
Monotype Imaging Holdings, Inc.	7,846	236,478
NetScout Systems, Inc.*	7,296	274,184
Pegasystems, Inc.	3,409	120,406
Progress Software Corp.*	10,576	230,557
Proofpoint, Inc.*	4,516	167,453
PROS Holdings, Inc.*	4,651	146,553
PTC, Inc.*	24,549	869,771
QAD, Inc. "A"	1,000	20,430
Qlik Technologies, Inc.*	17,462	464,315
Qualys, Inc.*	2,961	75,298
Rally Software Development Corp.*	1,371	18,344
RealPage, Inc.* (a)	9,498	172,484
Rosetta Stone, Inc.*	2,371	26,603
Sapiens International Corp.*	3,817	30,956
Seachange International, Inc.*	6,507	67,933
Silver Spring Networks, Inc.* (a)	1,174	20,404
SS&C Technologies Holdings, Inc.*	11,708	468,554
Synchronoss Technologies, Inc.*	5,927	203,237
Take-Two Interactive Software, Inc.*	16,303	357,525
Tangoe, Inc.*	6,043	112,339
TeleCommunication Systems, Inc. "A"*	9,403	21,627
TeleNav, Inc.*	3,448	20,550
TiVo, Inc.*	25,583	338,463
Tyler Technologies, Inc.*	6,480	542,246
Ultimate Software Group, Inc.*	5,736	785,832
Varonis Systems, Inc.*	1,199	42,876
VASCO Data Security International, Inc.*	5,926	44,682
Verint Systems, Inc.*	10,941	513,461
Virnetx Holding Corp.* (a)	8,628	122,345
Vringo, Inc.* (a)	13,300	46,151

		13,607,901
Materials 4.7%
Chemicals 2.3%
A Schulman, Inc.	6,003	217,669
Advanced Emissions Solutions, Inc.*	4,214	103,412
American Vanguard Corp.	5,943	128,666
Arabian American Development Co.*	3,844	41,707
Axiall Corp.	14,255	640,335
Balchem Corp.	6,007	313,085
Calgon Carbon Corp.*	10,992	239,955
Chase Corp.	1,183	37,300
Chemtura Corp.*	19,554	494,521
Ferro Corp.*	14,780	201,895
Flotek Industries, Inc.*	9,635	268,335
FutureFuel Corp.	4,315	87,594
H.B. Fuller Co.	10,096	487,435
Hawkins, Inc.	1,894	69,586
Innophos Holdings, Inc.	4,457	252,712
Innospec, Inc.	4,970	224,793
Intrepid Potash, Inc.* (a)	11,238	173,739
KMG Chemicals, Inc.	1,605	25,166
Koppers Holdings, Inc.	4,103	169,167
Kraton Performance Polymers, Inc.*	6,394	167,139
Landec Corp.*	5,169	57,686
LSB Industries, Inc.*	4,119	154,133
Marrone Bio Innovations, Inc.*	1,052	14,696
Minerals Technologies, Inc.	7,026	453,599
Olin Corp. (a)	16,117	444,990
OM Group, Inc.	6,525	216,760
Omnova Solutions, Inc.*	10,744	111,523
Penford Corp.*	1,912	27,456
PolyOne Corp.	20,238	741,925
Quaker Chemical Corp.	2,797	220,488
Sensient Technologies Corp.	10,036	566,131
Stepan Co.	3,847	248,362
Taminco Corp.*	3,139	65,950
Tredegar Corp.	4,895	112,634
Zep, Inc.	4,537	80,305

		7,860,849
Construction Materials 0.2%
Headwaters, Inc.*	14,406	190,304
Texas Industries, Inc.* (a)	4,376	392,177
U.S. Concrete, Inc.*	2,684	63,074
United States Lime & Minerals, Inc.	377	21,225

		666,780
Containers & Packaging 0.2%
AEP Industries, Inc.*	840	31,164
Berry Plastics Group, Inc.*	11,200	259,280
Graphic Packaging Holding Co.*	38,649	392,674
Myers Industries, Inc.	5,593	111,412
UFP Technologies, Inc.*	991	24,141

		818,671
Metals & Mining 1.3%
A.M. Castle & Co.*	3,320	48,771
AK Steel Holding Corp.* (a)	27,904	201,467
Allied Nevada Gold Corp.* (a)	20,655	89,023
AMCOL International Corp.	5,603	256,505
Century Aluminum Co.*	10,173	134,385
Coeur Mining, Inc.*	20,536	190,779
Commercial Metals Co.	24,497	462,503
General Moly, Inc.*	10,920	10,811
Globe Specialty Metals, Inc.	13,173	274,262
Gold Resource Corp.	6,820	32,600
Handy & Harman Ltd.*	1,068	23,507
Haynes International, Inc.	2,451	132,354
Hecla Mining Co. (a)	67,401	206,921
Horsehead Holding Corp.*	10,803	181,707
Kaiser Aluminum Corp.	3,907	279,038
Materion Corp.	4,054	137,552
Midway Gold Corp.* (a)	25,064	26,317
Molycorp, Inc.* (a)	29,334	137,576
Noranda Aluminum Holding Corp.	6,656	27,356
Olympic Steel, Inc.	1,750	50,225
Paramount Gold and Silver Corp.* (a)	26,585	32,700
RTI International Metals, Inc.*	6,406	177,959
Schnitzer Steel Industries, Inc. "A" (a)	5,365	154,780
Stillwater Mining Co.*	23,745	351,663
SunCoke Energy, Inc.*	14,145	323,072
U.S. Silica Holdings, Inc. (a)	4,529	172,872
Universal Stainless & Alloy Products, Inc.*	1,376	46,468
Walter Energy, Inc. (a)	12,103	91,499
Worthington Industries, Inc.	10,616	406,062

		4,660,734
Paper & Forest Products 0.7%
Boise Cascade Co.*	2,418	69,251
Clearwater Paper Corp.*	4,258	266,849
Deltic Timber Corp.	2,499	163,010
KapStone Paper & Packaging Corp.*	16,352	471,592
Louisiana-Pacific Corp.*	27,903	470,724
Neenah Paper, Inc.	3,466	179,261
P.H. Glatfelter Co.	8,700	236,814
Resolute Forest Products*	14,047	282,204
Schweitzer-Mauduit International, Inc.	6,384	271,895
Wausau Paper Corp.	9,821	125,021

		2,536,621
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.6%
8x8, Inc.*	18,058	195,207
Atlantic Tele-Network, Inc.	2,101	138,498
Cbeyond, Inc.*	5,556	40,281
Cincinnati Bell, Inc.*	43,616	150,911
Cogent Communications Group, Inc.	9,493	337,286
Consolidated Communications Holdings, Inc. (a)	8,368	167,444
FairPoint Communications, Inc.* (a)	4,037	54,903
General Communication, Inc. "A"*	6,242	71,221
Hawaiian Telcom Holdco, Inc.*	2,028	57,778
HickoryTech Corp.	2,747	35,134
IDT Corp. "B"	3,078	51,279
inContact, Inc.*	10,622	101,971
Inteliquent, Inc.	7,041	102,306
Iridium Communications, Inc.* (a)	12,772	95,918
Lumos Networks Corp.	2,959	39,562
magicJack VocalTec Ltd.* (a)	3,691	78,360
Orbcomm, Inc.*	8,589	58,835
Premiere Global Services, Inc.*	9,571	115,426
Straight Path Communications, Inc. "B"*	1,539	11,327
Towerstream Corp.* (a)	13,159	30,924
Vonage Holdings Corp.*	30,943	132,127

		2,066,698
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	3,433	23,276
Leap Wireless International, Inc. *	10,664	26,873
NII Holdings, Inc.* (a)	34,213	40,713
NTELOS Holdings Corp. (a)	2,914	39,339
RingCentral, Inc. "A"*	1,686	30,517
Shenandoah Telecommunications Co.	5,042	162,806
U.S.A. Mobility, Inc.	4,177	75,896

		399,420
Utilities 3.0%
Electric Utilities 1.4%
ALLETE, Inc.	7,970	417,788
Cleco Corp.	11,797	596,692
El Paso Electric Co.	8,148	291,128
Empire District Electric Co.	8,418	204,726
Genie Energy Ltd. "B"*	2,528	25,204
IDACORP, Inc.	10,173	564,296
MGE Energy, Inc.	7,082	277,827
NRG Yield, Inc. "A" (a)	4,464	176,462
Otter Tail Corp.	7,412	228,216
PNM Resources, Inc.	16,013	432,831
Portland General Electric Co. (a)	15,689	507,382
UIL Holdings Corp.	11,761	432,923
Unitil Corp.	2,761	90,671
UNS Energy Corp.	8,279	496,988

		4,743,134
Gas Utilities 0.8%
Chesapeake Utilities Corp.	2,012	127,078
Delta Natural Gas Co., Inc.	1,247	25,838
New Jersey Resources Corp.	8,419	419,266
Northwest Natural Gas Co. (a)	5,483	241,307
Piedmont Natural Gas Co., Inc. (a)	14,741	521,684
South Jersey Industries, Inc.	6,453	361,949
Southwest Gas Corp.	9,304	497,299
The Laclede Group, Inc.	6,651	313,594
WGL Holdings, Inc.	10,707	428,922

		2,936,937
Independent Power Producers & Energy Traders 0.2%
Atlantic Power Corp. (a)	23,408	67,883
Dynegy, Inc.* (a)	20,116	501,693
Ormat Technologies, Inc.	3,465	103,985
Pattern Energy Group, Inc.	3,612	97,994

		771,555
Multi-Utilities 0.4%
Avista Corp.	12,066	369,823
Black Hills Corp.	8,920	514,238
NorthWestern Corp.	7,596	360,278

		1,244,339
Water Utilities 0.2%
American States Water Co.	7,960	257,028
Artesian Resources Corp. "A"	1,483	33,308
California Water Service Group	9,824	235,187
Connecticut Water Service, Inc.	2,090	71,415
Consolidated Water Co., Ltd.	2,749	36,232
Middlesex Water Co.	3,152	68,777
Pure Cycle Corp.*	3,428	20,739
SJW Corp.	3,870	114,397
York Water Co.	2,597	52,979

		890,062

Total Common Stocks (Cost $240,701,108)		341,219,542
Rights 0.0%
Consumer Discretionary
Central European Media Enterprises Ltd., Expiration Date 4/25/2014* (Cost $0)	245	0
Warrants 0.0%
Energy 0.0%
Magnum Hunter Resources Corp., Expiration Date 4/15/2016* (a)	3,420	7,691
Financials 0.0%
Tejon Ranch Co., Expiration Date 8/31/2016*	403	1,471

Total Warrants (Cost $2,752)		9,162

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.05% **, 4/10/2014 (b) (Cost $1,334,983)	1,335,000	1,334,993

	Shares	Value ($)
Securities Lending Collateral 18.4%
Daily Assets Fund Institutional, 0.07% (c) (d) (Cost $64,396,520)	64,396,520	64,396,520
Cash Equivalents 3.6%
Central Cash Management Fund, 0.05% (c) (Cost $12,801,379)	12,801,379	12,801,379

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $319,236,742) †	120.0	419,761,596
Other Assets and Liabilities, Net	(20.0)	(70,070,032)

Net Assets	100.0	349,691,564

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $323,203,092.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $96,558,504.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $120,695,068 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,136,564.

(a)
All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of all securities loaned at March 31, 2014 amounted to $63,804,849 which is 18.2% of net assets.

(b)	At March 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At March 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Russell E Mini 2000 Index	USD	6/20/2014	73	8,427,600	(94,468)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$341,182,631	$10,038	$26,873	$341,219,542
Rights (e)	—	—	0	0
Warrants(e)	1,471	—	7,691	9,162
Government & Agency Obligation	—	1,334,993	—	1,334,993
Short-Term Investments(e)	77,197,899	—	—	77,197,899
Total	$418,382,001	$1,345,031	$34,564	$419,761,596
Liabilities
Derivatives(f)
Futures Contacts	$(94,468)	$—	$—	$(94,468)
Total	$(94,468)	$—	$—	$(94,468)

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(94,468)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2014